UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2009

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund
The fund's portfolio
5/31/08 (Unaudited)

SENIOR LOANS (82.6%)(a)(c)
	Principal
	amount	Value

Automotive (3.2%)
Allison Transmission bank term loan FRN Ser. B,
5.532s, 2014	$3,543,375	$3,244,956
Dana Corp. bank term loan FRN 6 3/4s, 2015	2,325,800	2,195,702
Delphi Corp. bank term loan FRN 7 1/4s, 2008	2,280,000	2,238,390
Delphi Corp. bank term loan FRN Ser. C, 8 1/2s, 2008	775,973	761,812
Delphi Corp. bank term loan FRN Ser. C, 8 1/2s, 2008
(U)	79,027	79,150
Lear Corp. bank term loan FRN 5.295s, 2013	1,380,865	1,307,794
TRW Automotive, Inc. bank term loan FRN Ser. B,
4 1/4s, 2014	1,121,525	1,090,403
United Components, Inc. bank term loan FRN Ser. D,
4.755s, 2012	422,222	403,222
Visteon Corp. bank term loan FRN Ser. B, 7.2s, 2013	1,325,000	1,135,819
		12,457,248

Basic Materials (5.7%)
Aleris International, Inc. bank term loan FRN Ser. B,
4.563s, 2013	3,941,881	3,395,931
Domtar Corp. bank term loan FRN 3.779s, 2014 (Canada)	1,660,000	1,583,917
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.685s, 2013	1,448,662	1,369,590
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
4.684s, 2012	2,419,375	2,287,318
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 5s, 2013	79,168	74,870
Huntsman International, LLC bank term loan FRN Ser. B,
4.133s, 2012	1,325,000	1,281,938
ISP Chemco, Inc. bank term loan FRN Ser. B, 4.236s,
2014	2,706,548	2,569,529
Momentive Performance Materials, Inc. bank term loan
FRN 4.688s, 2013	2,921,008	2,743,662
Mosaic Co. (The) bank term loan FRN Ser. B, 4.188s,
2013	72,565	71,840
NewPage Holding Corp. bank term loan FRN 6.313s, 2014	558,600	556,435
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	1,130,512	1,082,465
Novelis, Inc. bank term loan FRN Ser. B, 4.7s, 2014	2,487,126	2,381,423
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 4.399s, 2012	1,387,336	1,325,340
Smurfit-Stone Container Corp. bank term loan FRN
5.22s, 2010	94,140	91,081
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 5.058s, 2011	28,379	27,457
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 5.067s, 2011	626	605
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 4 7/8s, 2011	305,169	295,251
Tube City IMS Corp. bank term loan FRN 4.946s, 2014	972,683	894,869
Tube City IMS Corp. bank term loan FRN 2.596s, 2014	119,092	109,565
		22,143,086

Beverage (0.5%)
Constellation Brands, Inc. bank term loan FRN Ser. B,
4.912s, 2013	2,190,000	2,129,383

Broadcasting (4.2%)
Citadel Communications bank term loan FRN Ser. B,
4.175s, 2014	1,715,000	1,480,616
Cumulus Media, Inc. bank term loan FRN Ser. B, 4.274s,
2014	2,353,063	2,029,517
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	910,000	902,322
Emmis Communications Corp. bank term loan FRN Ser. B,
4.671s, 2013	1,202,188	1,048,308
Paxson Communications Corp. bank term loan FRN Ser. B,
5.963s, 2012	2,500,000	2,000,000
Spanish Broadcasting Systems, Inc. bank term loan FRN
4.45s, 2012	2,382,356	1,917,797
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.118s, 2014	5,100,000	4,297,388
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5 1/4s, 2012	186,935	167,307
Young Broadcasting, Inc. bank term loan FRN Ser. B,
5.235s, 2012	2,891,052	2,587,491
		16,430,746

Building Materials (0.5%)
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7 1/2s, 2011	654,000	646,643
Landsource Communities/NWHL Investment bank term loan
FRN 6 3/4s, 2013	1,674,214	1,182,713

		1,829,356

Cable Television (3.9%)
Cablevision Systems Corp. bank term loan FRN 4.34s,
2013	2,908,773	2,759,367
Cebridge Connections, Inc. bank term loan FRN Ser. B,
4.727s, 2013	3,762,000	3,499,601
Charter Communications, Inc. bank term loan FRN
5.171s, 2014	1,000,000	835,000
Charter Communications, Inc. bank term loan FRN 4.9s,
2014	3,890,250	3,454,807
Insight Midwest, LP bank term loan FRN Ser. B, 4.69s,
2014	2,465,529	2,353,700
Mediacom Communications Corp. bank term loan FRN Ser.
C, 4.235s, 2015	1,607,337	1,462,007
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 4.235s, 2015	888,750	813,524
		15,178,006

Capital Goods (8.8%)
Allied Waste Industries, Inc. bank term loan FRN
6.621s, 2012	348,500	336,129
Allied Waste Industries, Inc. bank term loan FRN
4.292s, 2012	579,643	559,066
Berry Plastics Holding Corp. bank term loan FRN
4.784s, 2015	3,316,500	3,059,057
Blount, Inc. bank term loan FRN Ser. B, 4.578s, 2010	3,267,859	3,137,145
Graham Packaging Co., LP bank term loan FRN 5.037s,
2011	3,564,000	3,399,165
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 4.73s, 2014	220,745	206,638
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.696s, 2014	3,790,266	3,548,046
Hexcel Corp. bank term loan FRN 5.188s, 2012	935,000	930,325
Hexcel Corp. bank term loan FRN Ser. B, 4.401s, 2012	1,000,028	970,027
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 4.571s, 2014	1,967,650	1,851,230
Polypore, Inc. bank term loan FRN Ser. B, 4.64s, 2014	977,613	939,730
Rexnord Corp. bank term loan FRN Ser. B, 5.31s, 2013	2,195,902	2,064,148
Rexnord Corp. bank term loan FRN Ser. B, 4.978s, 2013	1,157,644	1,088,185
Sensata Technologies BV bank term loan FRN 4.662s,
2013 (Netherlands)	3,045,750	2,800,820
Sequa Corp. bank term loan FRN 5.873s, 2014	2,314,825	2,200,531
Transdigm, Inc. bank term loan FRN 4.655s, 2013	3,745,000	3,620,168
Wesco Aircraft Hardware Corp. bank term loan FRN
8.45s, 2014	1,000,000	975,000
Wesco Aircraft Hardware Corp. bank term loan FRN
4.95s, 2013	2,479,875	2,427,178
		34,112,588

Communication Services (5.7%)
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.648s, 2015	650,000	602,514
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 5.248s, 2015	2,696,450	2,499,458
American Cellular Corp. bank term loan FRN Ser. DD,
1/2s, 2013 (U)	506,250	503,086
Cricket Communications, Inc. bank term loan FRN Ser.
B, 5.696s, 2013	146,128	143,307
Crown Castle International Corp. bank term loan FRN
4.196s, 2014	2,064,038	1,956,045
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	1,365,000	1,237,276
Intelsat Corp. bank term loan FRN Ser. B2, 5.184s, 2011	35,976	34,105
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.184s,
2013	35,987	34,115
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.184s,
2013	35,976	34,105
Intelsat, Ltd. bank term loan FRN 5.688s, 2014
(Bermuda)	780,000	686,400
Intelsat, Ltd. bank term loan FRN 5.2s, 2014 (Bermuda)	2,000,000	2,010,500
Intelsat, Ltd. bank term loan FRN Ser. B, 5.184s, 2013
(Bermuda)	1,624,893	1,565,585
Level 3 Communications, Inc. bank term loan FRN
4.914s, 2014	2,650,000	2,437,173
MetroPCS Wireless, Inc. bank term loan FRN 5.079s, 2013	763,063	728,130
PAETEC Holding Corp. bank term loan FRN 5.204s, 2013	1,406,475	1,360,765
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.39s, 2013	2,148,561	2,044,893
West Corp. bank term loan FRN 5.155s, 2013	4,688,161	4,334,875
		22,212,332

Consumer (0.5%)
Yankee Candle Co., Inc. bank term loan FRN 4.606s, 2014	1,938,865	1,767,830

Consumer Cyclicals (0.7%)
Aramark Corp. bank term loan FRN 4.83s, 2014	178,725	167,688
Aramark Corp. bank term loan FRN Ser. B, 4.696s, 2014	2,813,243	2,639,526
		2,807,214

Consumer Goods (1.8%)
Jarden Corp. bank term loan FRN Ser. B1, 4.446s, 2012	1,979,545	1,882,062
Jarden Corp. bank term loan FRN Ser. B2, 4.446s, 2012	1,979,644	1,882,156
Prestige Brands, Inc. bank term loan FRN Ser. B,
6.897s, 2011	1,147,661	1,104,623
Spectrum Brands, Inc. bank term loan FRN 2.678s, 2013	98,410	92,662
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.67s, 2013	1,938,810	1,843,485
		6,804,988

Consumer Services (0.2%)
Rental Service Corp. bank term loan FRN 6.23s, 2013	700,000	607,833

Energy (4.1%)
CR Gas Storage bank term loan FRN 4.589s, 2013	104,438	100,260
CR Gas Storage bank term loan FRN 4.55s, 2013	39,828	38,235
CR Gas Storage bank term loan FRN Ser. B, 4.534s, 2013	643,193	617,465
CR Gas Storage bank term loan FRN Ser. DD, 4.6s, 2013	70,745	67,915
Energy Solutions, Inc. bank term loan FRN Ser. A,
4.68s, 2013	69,338	67,258
Energy Transfer Equity, LP bank term loan FRN Ser. B,
4.508s, 2012	2,775,000	2,693,237
Enterprise GP Holdings LP bank term loan FRN 4.923s,
2014	2,060,000	2,016,225
EPCO Holding, Inc. bank term loan FRN Ser. A, 4.329s,
2012	2,325,000	2,249,438
Hercules Offshore, Inc. bank term loan FRN Ser. B,
4.45s, 2013	808,888	783,947
IFM Holding Co. bank term loan FRN 4.649s, 2014	341,550	334,719
MEG Energy Corp. bank term loan FRN 4.7s, 2013 (Canada)	1,813,000	1,705,730
MEG Energy Corp. bank term loan FRN Ser. DD, 4.693s,
2013 (Canada)	1,348,313	1,270,785
Petroleum Geo-Services ASA bank term loan FRN 4.45s,
2015 (Norway)	1,115,951	1,078,288
Targa Resources, Inc. bank term loan FRN 4.651s, 2012	1,618,832	1,580,384
Targa Resources, Inc. bank term loan FRN 2.571s, 2012	911,704	890,051
Western Refining, Inc. bank term loan FRN Ser. B,
4.649s, 2014	454,167	401,938
		15,895,875

Entertainment (3.7%)
Cinemark USA, Inc. bank term loan FRN 4.48s, 2013	3,688,101	3,501,062
MGM Studios, Inc. bank term loan FRN Ser. B, 5.946s,
2011	2,254,000	1,812,358
National Cinemedia, Inc. bank term loan FRN 4.62s, 2015	2,260,000	2,077,435
Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.196s,
2010	2,977,330	2,818,954
Six Flags Theme Parks bank term loan FRN 4.809s, 2015	3,354,650	3,004,807
Universal City Development Partners bank term loan FRN
Ser. B, 4.488s, 2011	1,316,487	1,280,283
		14,494,899

Financial (2.3%)
Capital Automotive bank term loan FRN 7.07s, 2010	1,400,000	1,351,500
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.95s, 2010	3,000,000	2,720,625
Hub International, Ltd. bank term loan FRN Ser. B,
5.196s, 2014	940,605	850,071
Hub International, Ltd. bank term loan FRN Ser. DD,
5.196s, 2014 (U)	211,294	190,957
LNR Property Corp. bank term loan FRN Ser. B, 6.03s,
2011	1,276,000	1,081,410
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.386s, 2014	1,455,000	1,361,153
Tishman Speyer Real Estate bank term loan FRN 4.34s,
2012	1,550,000	1,317,500
		8,873,216

Food (1.5%)
Dean Foods Co. bank term loan FRN Ser. B, 4.194s, 2014	4,059,000	3,870,809
Del Monte Corp. bank term loan FRN Ser. B, 4.15s, 2012	1,138,850	1,129,882
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.473s, 2014	1,022,225	957,058
		5,957,749

Gaming & Lottery (3.2%)
CCM Merger, Inc. bank term loan FRN Ser. B, 4.691s,
2012	2,675,249	2,514,734
Golden Nugget, Inc. bank term loan FRN Ser. B, 4.427s,
2014	938,636	856,506
Golden Nugget, Inc. bank term loan FRN Ser. DD,
1 3/4s, 2014 (U)	536,364	489,432
Green Valley Ranch Gaming, LLC bank term loan FRN Ser.
B, 4.654s, 2014	1,726,517	1,445,238
Isle of Capri Casinos, Inc. bank term loan FRN 4.446s,
2014	1,750,824	1,575,741
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,

4.446s, 2014	542,237	488,013
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
4.446s, 2014	700,330	630,297
Seminole Tribe of Florida bank term loan FRN Ser. B1,
4.325s, 2014	117,408	114,179
Seminole Tribe of Florida bank term loan FRN Ser. B2,
4 5/8s, 2014	422,533	410,913
Seminole Tribe of Florida bank term loan FRN Ser. B3,
4 1/4s, 2014	414,980	403,568
Tropicana Entertainment bank term loan FRN Ser. B,
6 1/4s, 2011	3,506,285	3,391,237
		12,319,858

Health Care (8.5%)
Accellent, Inc. bank term loan FRN Ser. B, 5.138s, 2012	1,157,249	1,006,807
Bausch & Lomb, Inc. bank term loan FRN Ser. B, 5.946s,
2015	1,795,100	1,758,450
Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
5.946s, 2015 (U)	449,900	440,714
Biomet, Inc. bank term loan FRN Ser. B, 5.696s, 2015	2,125,000	2,063,316
Community Health Systems, Inc. bank term loan FRN Ser.
B, 4.835s, 2014	3,665,599	3,455,531
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 1/2s, 2014 (U)	205,801	194,007
CRC Health Corp. bank term loan FRN 4.921s, 2013	754,423	701,613
CRC Health Corp. bank term loan FRN 4.921s, 2013	1,274,098	1,184,911
Fenwal Controls of Japan, Ltd. bank term loan FRN
4.899s, 2014 (Japan)	2,800,286	2,418,747
Fenwal Controls of Japan, Ltd. bank term loan FRN Ser.
DD, 1/2s, 2014 (Japan) (U)	471,429	407,196
HCA, Inc. bank term loan FRN Ser. B, 4.946s, 2013	3,756,116	3,532,195
Health Management Associates, Inc. bank term loan FRN
4.446s, 2014	2,376,095	2,203,403
Healthsouth Corp. bank term loan FRN Ser. B, 5.09s,
2013	963,392	914,470
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	213,037	201,497
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.379s, 2014	2,314,696	2,189,315
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.381s, 2014	798,887	755,614
Select Medical Corp. bank term loan FRN Ser. B,
4.683s, 2012	729,719	675,902
Sun Healthcare Group, Inc. bank term loan FRN 2.596s,
2014	434,483	404,069
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.789s, 2014	1,914,253	1,780,255
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.853s, 2014	273,882	254,710
Surgical Care Affiliates, Inc. bank term loan FRN Ser.
B, 4.946s, 2015	2,600,350	2,249,303
United Surgical Partners International, Inc. bank term
loan FRN 5.49s, 2014	1,826,710	1,662,306
United Surgical Partners International, Inc. bank term
loan FRN Ser. DD, 4.918s, 2014 (U)	354,839	322,903
Vanguard Health Systems, Inc. bank term loan FRN
5.134s, 2011	2,193,761	2,120,637
		32,897,871

Homebuilding (1.1%)
Realogy Corp. bank term loan FRN 5.32s, 2013	810,542	688,960
Realogy Corp. bank term loan FRN Ser. B, 5.59s, 2013	3,010,583	2,558,996
Standard-Pacific Corp. bank term loan FRN Ser. B,
4.469s, 2013	1,259,820	1,007,856
		4,255,812

Household Furniture and Appliances (0.6%)
National Bedding Co. bank term loan FRN 7.696s, 2012	1,350,000	938,250
National Bedding Co. bank term loan FRN 4.741s, 2011	1,750,947	1,400,758
		2,339,008

Media (2.8%)
Affinion Group, Inc. bank term loan FRN Ser. B,
5.167s, 2013	1,764,757	1,684,240
Idearc, Inc. bank term loan FRN Ser. B, 4.687s, 2014	5,111,181	4,246,103
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
4.076s, 2011	237,834	232,067
VNU Group BV bank term loan FRN Ser. B, 4.734s, 2013
(Netherlands)	3,646,571	3,423,871
Warner Music Group bank term loan FRN Ser. B, 4.613s,
2011	1,158,744	1,087,047
		10,673,328

Publishing (3.9%)
Cenveo, Inc. bank term loan FRN Ser. C, 4.349s, 2014	1,937,924	1,828,916
Cenveo, Inc. bank term loan FRN Ser. DD, 4.349s, 2014	71,513	67,491
GateHouse Media, Inc. bank term loan FRN Ser. B,
5 1/4s, 2014	175,000	121,625
GateHouse Media, Inc. bank term loan FRN Ser. B,

4.65s, 2014	2,694,565	1,879,459
GateHouse Media, Inc. bank term loan FRN Ser. DD,
4.714s, 2014	1,005,435	701,291
Penton Media, Inc. bank term loan FRN 5.138s, 2013	2,079,000	1,673,595
Quebecor, Inc. bank term loan FRN Ser. B, 4.713s, 2013
(Canada)	1,440,029	1,382,427
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 4.947s, 2014	4,067,617	3,526,115
Tribune Co. bank term loan FRN Ser. B, 5.542s, 2014	5,235,438	3,869,863
		15,050,782

Restaurants (0.2%)
NPC International, Inc. bank term loan FRN Ser. B,
4.459s, 2013	1,021,816	950,289

Retail (2.1%)
Claire's Stores, Inc. bank term loan FRN 5.413s, 2014	1,341,795	1,067,147
J Crew Operating Corp. bank term loan FRN Ser. B,
5.178s, 2013	175,439	167,544
Michaels Stores, Inc. bank term loan FRN Ser. B,
5.042s, 2013	3,895,452	3,385,148
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
4.758s, 2013	1,258,523	1,202,519
Pantry, Inc. (The) bank term loan FRN 7.07s, 2014	1,448,124	1,252,627
Pantry, Inc. (The) bank term loan FRN 3/4s, 2014	416,876	360,598
Rite-Aid Corp. bank term loan FRN Ser. B, 4.227s, 2014	550,000	517,275
		7,952,858

Technology (6.4%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 4.759s, 2013	2,988,391	2,644,726
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 4.393s, 2013	155,602	151,153
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 4.486s, 2013	393,000	381,763
Compucom Systems, Inc. bank term loan FRN 5.89s, 2014	1,880,550	1,673,690
First Data Corp. bank term loan FRN Ser. B1, 5.168s,
2014	2,520,000	2,335,869
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.963s, 2014 (Singapore)	240,977	223,104
Flextronics International, Ltd. bank term loan FRN
Ser. B, 4.947s, 2014 (Singapore)	838,598	776,402
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.578s, 2013	1,719,962	1,544,449
JDA Software Group, Inc. bank term loan FRN Ser. B,
5.027s, 2013	643,982	611,783
Macrovision Solutions Corp. bank term loan FRN 7 1/4s,
2013	465,000	462,675
ON Semiconductor Corp. bank term loan FRN 4.446s, 2013	693,000	654,885
Open Solutions, Inc. bank term loan FRN Ser. B,
5.185s, 2014	2,183,057	1,912,903
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
5.673s, 2014	1,711,400	1,437,576
Reynolds & Reynolds Co. (The) bank term loan FRN
4.383s, 2012	2,095,212	2,000,928
Sabre Holdings Corp. bank term loan FRN 4.691s, 2014	3,741,459	3,190,997
SS&C Technologies, Inc. bank term loan FRN Ser. B,
4.708s, 2012	1,829,286	1,710,382
SunGard Data Systems, Inc. bank term loan FRN 4.912s,
2014	2,122,963	1,998,963
Travelport bank term loan FRN 5.196s, 2013	236,438	216,045
Travelport bank term loan FRN Ser. B, 4.631s, 2013	1,178,358	1,076,725
		25,005,018

Textiles (1.0%)
Hanesbrands, Inc. bank term loan FRN 6.657s, 2014	1,000,000	988,333
Hanesbrands, Inc. bank term loan FRN 4.562s, 2013	1,778,170	1,728,036
Levi Strauss & Co. bank term loan FRN 4.948s, 2014	1,400,000	1,221,500
		3,937,869

Tire & Rubber (0.8%)
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 5 1/4s, 2012	222,886	211,742
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 5 1/4s, 2012	556,997	529,147
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. D, 5 1/4s, 2012	635,375	610,754
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	2,000,000	1,868,500
		3,220,143

Transportation (0.5%)
Delta Airlines, Inc. bank term loan FRN 4.897s, 2012	117,000	99,283
Navistar Financial Corp. bank term loan FRN 5.754s,
2012	361,333	339,352
Navistar International Corp. bank term loan FRN
6.234s, 2012	993,667	933,219
UAL Corp. bank term loan FRN Ser. B, 4.809s, 2014	595,222	454,750
		1,826,604

Utilities & Power (4.2%)
Dynegy Holdings, Inc. bank term loan FRN 4.363s, 2013	3,512,234	3,321,695
Dynegy Holdings, Inc. bank term loan FRN 4.363s, 2013	311,202	294,319
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.256s, 2014	1,936,781	1,822,556
Energy Future Holdings Corp. bank term loan FRN Ser.
B3, 6.262s, 2014	1,047,231	984,136
Mirant North America, LLC bank term loan FRN 4.131s,
2013	1,189,546	1,149,213
NRG Energy, Inc. bank term loan FRN 7.84s, 2014 (U)	1,077,734	1,033,277
NRG Energy, Inc. bank term loan FRN 4.346s, 2014	971,285	931,948
NRG Energy, Inc. bank term loan FRN 4.196s, 2014	1,988,727	1,908,183
Reliant Energy, Inc. bank term loan FRN 2.708s, 2014	2,435,000	2,328,469
TPF Generation Holdings, LLC bank term loan FRN 7.36s,
2013	132,138	125,762
TPF Generation Holdings, LLC bank term loan FRN 5.26s,
2013	421,520	401,181
TPF Generation Holdings, LLC bank term loan FRN Ser.
B, 4.696s, 2013	2,120,106	2,017,811
		16,318,550

Total senior loans (cost $346,776,319)		$320,450,339

CORPORATE BONDS AND NOTES (7.1%)(a)
	Principal
	amount	Value

Basic Materials (0.7%)
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.926s, 2012	$655,000	$481,425
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.8s, 2013 (Netherlands)	265,000	232,869
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015	1,000,000	1,000,005
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC sec. FRN 7.176s, 2014	1,000,000	950,000
		2,664,299

Capital Goods (0.4%)
Berry Plastics Holding Corp. sec. FRN 6.675s, 2014	1,000,000	845,000
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015	1,000,000	895,000
		1,740,000

Communication Services (0.9%)
Centennial Communications Corp. sr. unsec. notes FRN
8.448s, 2013	750,000	714,375
iPCS, Inc. company guaranty sr. sec. notes FRN 4.998s,
2013	440,000	378,400
Level 3 Financing, Inc. 144A company guaranty FRN
6.704s, 2015	1,000,000	840,000
Qwest Corp. sr. notes FRN 6.05s, 2013	1,250,000	1,212,500
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013	460,000	464,600
		3,609,875

Consumer Cyclicals (1.8%)
Aramark Corp. company guaranty FRN 6.373s, 2015	1,000,000	960,000
Autonation, Inc. company guaranty sr. unsec. notes FRN
4.713s, 2013	1,000,000	883,750
Ford Motor Credit Co., LLC sr. unsec. FRN 5.46s, 2012	2,200,000	1,859,026
Harry & David Holdings, Inc. company guaranty sr.
unsec. notes FRN 8.076s, 2012	500,000	435,000
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	1,000,000	1,021,250
Pulte Homes, Inc. notes 4 7/8s, 2009	750,000	750,000
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 5.3s, 2014	1,090,000	926,500
		6,835,526

Consumer Staples (0.2%)
Universal City Florida Holding Co. sr. unsec. notes
FRN 7.623s, 2010	670,000	658,275

Energy (0.1%)
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. FRN 6.323s, 2014	425,000	410,301

Financial (0.3%)
GMAC, LLC unsub. notes FRN 3.926s, 2009	1,000,000	931,957
USI Holdings Corp. 144A sr. unsec. notes FRN 6.551s,
2014	190,000	152,950
		1,084,907

Health Care (0.7%)
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	2,555,000	2,350,600
US Oncology Holdings, Inc. sr. unsec. notes FRN
7.949s, 2012 (PIK)	516,000	430,860

		2,781,460

Technology (1.7%)
Freescale Semiconductor, Inc. sr. unsec. FRN 6.675s,
2014	2,750,000	2,323,750
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)	750,000	705,000
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 5.463s, 2013 (Netherlands)	4,035,000	3,692,025
		6,720,775

Utilities & Power (0.3%)
Teco Energy, Inc. sr. notes FRN 4.873s, 2010	1,000,000	1,007,500

Total corporate bonds and notes (cost $30,151,861)		$27,512,918

SHORT-TERM INVESTMENTS (12.1%)(a)
	Principal
	amount/shares	Value

Beagle Funding, LLC for an effective yield of 2.83%,
September 15, 2008	$3,000,000	$2,975,268
Gemini Security Corp., LLC for an effective yield
of 2.82%, August 5, 2008	2,000,000	1,989,890
Gotham Funding Corp. for an effective yield of 2.88%,
July 25, 2008	2,000,000	1,991,450
Sheffield Receivables Corp. for an effective yield
of 2.75%, July 9, 2008	2,000,000	1,994,237
Starbird Funding Corp. for an effective yield
of 2.98%, August 5, 2008	3,000,000	2,983,968
U.S. Treasury Bills 1.39%, September 18, 2008 (SEG)	9,000	8,962
Putnam Prime Money Market Fund (e)	34,962,973	34,962,973

Total short-term investments (cost $46,906,748)		$46,906,748

TOTAL INVESTMENTS

Total investments (cost $423,834,928) (b)		$394,870,005

FUTURES CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 2 yr (Short)	8	$1,685,000	Sep-08	$4,062

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)

		Payments	Payments
Swap counterparty/	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	depreciation

Citibank, N.A., New York
$2,140,000	1/23/17	5.2675%	3 month USD-LIBOR-BBA	$(134,104)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty/	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Idearc, Inc. T/L Bank
Loan	$--	$5,150,000	6/20/12	(152 bp)	$497,221

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	235,000	6/20/12	230 bp	(36,983)

Credit Suisse International
Harrahs Operating Co.,
Inc., 5 5/8%, 6/1/15	--	560,000	3/20/09	600 bp	4,338

JPMorgan Chase Bank, N.A.
Idearc, Inc. T/L Bank
Loan	--	5,150,000	6/20/12	79 bp	(608,772)

Lehman Brothers Special Financing, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	1,000,000	3/20/09	675 bp	15,838

Harrahs Operating Co.,
Inc., 5 5/8%, 6/1/15	--	395,000	3/20/09	610 bp	3,444

Tenet Healthcare Corp.,
7 3/8%, 2/1/13	--	170,000	12/20/08	365 bp	2,946

Total					$(121,968)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$34,962,973	$4,062

Level 2	359,907,032	(256,072)

Level 3	-	-

Total	$394,870,005	$(252,010)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

NOTES

(a) Percentages indicated are based on net assets of $387,769,148.

(b) The aggregate identified cost on a tax basis is $423,838,991, resulting in gross unrealized appreciation and depreciation of $452,738 and $29,421,724, respectively, or net unrealized depreciation of $28,968,986.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at May 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $169,752 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $86,893,366 and $57,244,402, respectively.

(U) These securities, in part or in entirety, represent unfunded loan commitments. As of May 31, 2008, the fund had unfunded loan commitments of $3,231,939, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

American Cellular Corp.	$506,250
Bausch & Lomb, Inc.	228,488
Community Health Systems, Inc.	205,801
Delphi Corp.	79,027
Fenwal Controls of Japan, Ltd.	471,429
Golden Nugget, Inc.	536,364
Hub International, Ltd.	47,007
NRG Energy, Inc.	1,077,734
United Surgical Partners International, Inc.	79,839

Totals	$3,231,939

At May 31, 2008, liquid assets totaling $7,510,000 have been designated as collateral for open swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at May 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2009

Date of reporting period: May 31, 2008

Item 1. Schedule of Investments:

Putnam Income Strategies Fund
The fund's portfolio
5/31/08 (Unaudited)

CORPORATE BONDS AND NOTES (37.9%)(a)
	Principal
	amount	Value

Basic Materials (2.3%)
AK Steel Corp. company guaranty 7 3/4s, 2012	$10,000	$10,175
Aleris International, Inc. company guaranty 9s, 2014
(PIK)	15,000	12,263
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)	5,000	4,725
ArcelorMittal 144A notes 6 1/8s, 2018 (Luxembourg)	10,000	9,744
ARCO Chemical Co. debs. 10 1/4s, 2010	10,000	10,275
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.926s, 2012	5,000	3,675
Century Aluminum Co. company guaranty 7 1/2s, 2014	5,000	4,975
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)	3,000	3,180
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	115,000	123,625
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	10,000	10,575
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015	5,000	5,000
Georgia-Pacific Corp. debs. 9 1/2s, 2011	5,000	5,250
Georgia-Pacific Corp. sr. notes 8s, 2024	5,000	4,825
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017	10,000	9,875
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	5,000	5,238
Glancore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	100,000	95,443
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	10,000	11,000
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014	20,000	21,400
International Paper Co. bonds 7.95s, 2018 (FWC)	5,000	5,011
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012	3,000	2,760
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	120,000	111,300
Monsanto Co. sr. unsec. unsub. notes 5 1/8s, 2018	5,000	4,862
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	10,000	10,850
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014	5,000	5,275
NewPage Corp. company guaranty 10s, 2012	5,000	5,325
NewPage Corp. sec. notes 10s, 2012	145,000	154,425
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)	1,476	1,445
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)	30,000	25,950
Novelis, Inc. company guaranty 7 1/4s, 2015	122,000	114,680
Nucor Corp. notes 5.85s, 2018	5,000	4,990
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	165,000	158,792
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	85,000	88,740
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017	5,000	4,313
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	115,000	112,413
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016	5,000	5,013
Tube City IMS Corp. company guaranty 9 3/4s, 2015	10,000	9,550
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016	10,000	10,125
Verso Paper Holdings, LLC/Verso Paper, Inc. sec. notes
9 1/8s, 2014	100,000	102,750
		1,289,812

Capital Goods (2.0%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	105,000	103,688
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010	10,000	10,088
Berry Plastics Corp. 144A sr. sec. notes FRN 7.568s,
2015	10,000	9,700
Berry Plastics Holding Corp. sec. FRN 6.675s, 2014	100,000	84,500
Blount, Inc. sr. sub. notes 8 7/8s, 2012	5,000	5,075
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)	100,000	105,000
Eaton Corp. notes 5.6s, 2018	10,000	9,826
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015	10,000	8,950
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015	5,000	4,813
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017	105,000	107,625
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 (PIK)	5,000	5,100
Hexcel Corp. sr. sub. notes 6 3/4s, 2015	15,000	14,963
L-3 Communications Corp. company guaranty Ser. B,

6 3/8s, 2015	105,000	101,194
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	10,000	9,475
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	5,000	5,290
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013	5,000	4,825
Owens-Illinois, Inc. debs. 7 1/2s, 2010	100,000	102,000
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	60,000	58,670
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014	110,000	110,275
Ryerson Tull, Inc. 144A sec. notes 12s, 2015	110,000	106,700
Sealed Air Corp. 144A notes 5 5/8s, 2013	100,000	97,356
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012	10,000	10,100
Terex Corp. company guaranty 7 3/8s, 2014	20,000	20,200
Titan International, Inc. company guaranty 8s, 2012	15,000	15,113
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	20,000	19,654
WCA Waste Corp. company guaranty 9 1/4s, 2014	5,000	5,050
		1,135,230

Communication Services (1.7%)
American Tower Corp. 144A sr. notes 7s, 2017	5,000	4,988
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	20,000	21,426
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	25,000	24,455
Centennial Communications Corp. sr. notes 10s, 2013	5,000	5,000
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	115,000	110,975
Embarq Corp. notes 7.082s, 2016	40,000	38,898
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013	5,000	1,950
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)	110,000	110,000
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	135,000	138,544
iPCS, Inc. company guaranty sr. sec. notes FRN 4.998s,
2013	5,000	4,300
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	120,000	112,200
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	5,000	4,413
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	120,000	115,350
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	5,000	4,700
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	100,000	98,000
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	15,000	15,713
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	15,000	15,140
Rural Cellular Corp. sr. unsec. sub. FRN 8.623s, 2012	5,000	5,088
Rural Cellular Corp. sr. unsec. sub. notes FRN 6.076s,
2013	5,000	5,050
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	5,000	5,175
West Corp. company guaranty 9 1/2s, 2014	105,000	98,175
Windstream Corp. company guaranty 8 5/8s, 2016	35,000	36,181
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	5,113
		980,834

Conglomerates (--%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	5,000	4,920
Parker Hannifin Corp. sr. unsec. unsub. notes 5 1/2s,
2018	10,000	9,902
		14,822

Consumer Cyclicals (5.7%)
Allison Transmission 144A company guaranty 11s, 2015	115,000	108,388
American Media, Inc. company guaranty sr. unsec. sub. notes
Ser. B, 10 1/4s, 2009	5,000	4,250
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009	182	155
Aramark Corp. company guaranty 8 1/2s, 2015	5,000	5,119
Aramark Corp. company guaranty FRN 6.373s, 2015	100,000	96,000
ArvinMeritor, Inc. notes 8 3/4s, 2012	2,000	1,870
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015	5,000	4,269
Associated Materials, Inc. company guaranty 9 3/4s,
2012	105,000	104,475
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	20,000	14,400
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	105,000	82,163
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	12,000	11,010
Cenveo Corp., sr. sub. notes 7 7/8s, 2013	3,000	2,603
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015	10,000	5,838
Corrections Corporation of America sr. notes 7 1/2s,
2011	5,000	5,038
D.R. Horton, Inc. company guaranty 8s, 2009	5,000	5,000
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009	5,000	4,913
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011	5,000	5,053
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	140,000	138,713
Ford Motor Co. notes 7.45s, 2031	10,000	6,925
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	140,000	132,959
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	65,000	63,307

General Motors Corp. sr. unsec. unsub. notes 7.2s, 2011	170,000	142,800
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	16,000	17,160
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 8.204s, 2014	5,000	4,650
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	80,000	79,473
Harrah's Operating Co., Inc. 144A company guaranty sr.
notes 10 3/4s, 2016	100,000	86,750
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	10,000	9,700
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	115,000	114,856
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	10,000	7,625
Jostens IH Corp. company guaranty 7 5/8s, 2012	10,000	9,988
KB Home company guaranty 6 3/8s, 2011	50,000	47,875
Lamar Media Corp. company guaranty 7 1/4s, 2013	10,000	9,850
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	5,000	4,713
Lear Corp. company guaranty 8 1/2s, 2013	5,000	4,650
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	5,000	5,063
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	105,000	109,988
Limited Brands, Inc. sr. unsec. notes 6 1/8s, 2012	40,000	37,865
Marriott International, Inc. sr. unsec. unsub. notes
4 5/8s, 2012	120,000	112,984
Masco Corp. sr. unsec. notes 5.85s, 2017	100,000	90,177
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	130,000	120,250
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	155,000	151,433
Meritage Homes Corp. company guaranty 6 1/4s, 2015	105,000	86,100
Meritor Automotive, Inc. notes 6.8s, 2009	5,000	4,931
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	105,000	107,231
MGM Mirage, Inc. company guaranty 6s, 2009	15,000	14,906
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	5,000	4,300
Michaels Stores, Inc. company guaranty 10s, 2014	110,000	101,750
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	115,000	117,588
NTK Holdings, Inc. sr. disc. notes zero %, 2014	5,000	2,481
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	105,000	105,788
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	10,000	8,250
Pulte Homes, Inc. notes 4 7/8s, 2009	145,000	145,000
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	5,000	3,838
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	40,000	30,000
Standard Pacific Corp. sr. unsec. notes 6 1/2s, 2008	15,000	14,813
Station Casinos, Inc. sr. notes 6s, 2012	5,000	4,200
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	15,000	9,131
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	10,000	9,900
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	105,000	106,050
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	10,000	10,025
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	115,000	80,500
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013	5,000	4,969
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014 (In default) (NON)	10,000	5,600
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	120,000	81,300
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017	100,000	93,500
UCI Holdco, Inc. sr. unsec. notes FRN 10.276s, 2013 (PIK)	11,634	10,325
United Auto Group, Inc. company guaranty 7 3/4s, 2016	5,000	4,650
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	10,000	4,550
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009	5,000	606
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	20,000	19,300
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	105,000	85,706
		3,247,586

Consumer Staples (4.7%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	5,081
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	5,113
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	5,075
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	5,000	4,500
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)	110,000	112,520
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	5,000	100
Cablevision Systems Corp. sr. notes Ser. B, 8s, 2012	120,000	116,700
CCH I, LLC sec. notes 11s, 2015	15,000	12,750
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	30,000	29,850
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	115,000	114,281
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	4,425
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	10,000	9,500
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	5,000	3,275
Comcast Corp. unsec. bonds 6.4s, 2038	10,000	9,482

Cox Communications, Inc. unsec. sr. notes 4 5/8s, 2010	100,000	99,224
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	10,000	9,700
Dean Foods Co. company guaranty 7s, 2016	110,000	102,575
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	110,000	112,750
Diageo Capital PLC company guaranty 5 1/8s, 2012
(United Kingdom)	45,000	45,316
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	130,000	123,338
Echostar DBS Corp. company guaranty 7 1/8s, 2016	25,000	23,875
Echostar DBS Corp. company guaranty 7s, 2013	5,000	4,838
Echostar DBS Corp. sr. notes 6 3/8s, 2011	110,000	108,625
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	4,750
Hertz Corp. company guaranty 8 7/8s, 2014	110,000	109,450
Idearc, Inc. company guaranty 8s, 2016	45,000	32,175
Jarden Corp. company guaranty 7 1/2s, 2017	105,000	93,713
Kroger Co. company guaranty sr. notes 5s, 2013	95,000	93,791
Liberty Media Corp. debs. 8 1/4s, 2030	5,000	4,493
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	65,000	66,076
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/2s, 2013	100,000	95,500
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	85,000	84,276
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	130,000	94,250
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	5,000	3,550
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)	200,000	196,430
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	5,000	4,600
Pinnacle Foods Finance LLC sr. sub. notes 10 5/8s, 2017	5,000	4,300
R.H. Donnelley Corp. sr. disc. notes Ser. A-2, 6 7/8s,
2013	5,000	3,350
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	25,000	16,750
Reynolds American, Inc. company guaranty 7 1/4s, 2013	10,000	10,381
Rite Aid Corp. company guaranty 9 1/2s, 2017	10,000	7,800
Rite Aid Corp. company guaranty 9 3/8s, 2015	105,000	81,900
Rite Aid Corp. sec. notes 7 1/2s, 2017	5,000	4,556
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012	5,000	5,100
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	105,000	90,038
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	10,000	6,800
Supervalu, Inc. sr. notes 7 1/2s, 2014	5,000	5,150
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	120,000	124,891
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	100,000	92,250
Universal Corp. MTNC notes 5.2s, 2013	100,000	96,784
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011	70,000	71,852
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	80,000	78,559
		2,646,408

Energy (2.8%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	15,000	14,813
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	6,000	5,310
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	5,000	4,438
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	15,000	14,138
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	111,925
Complete Production Services, Inc. company guaranty
8s, 2016	10,000	10,125
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	105,000	102,769
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	5,000	4,913
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	115,000	121,325
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	5,000	5,063
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	5,000	4,975
Encore Acquisition Co. sr. sub. notes 6s, 2015	100,000	95,000
Enterprise Products Operating, LLC company guaranty
sr. notes 6 1/2s, 2019	15,000	15,092
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	105,000	103,031
Forest Oil Corp. sr. notes 8s, 2011	5,000	5,231
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	5,000	4,738
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	135,000	140,400
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	5,000	4,813
Kerr-McGee Corp. sec. notes 6.95s, 2024	5,000	5,222
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	15,000	15,488
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	100,000	98,500
Massey Energy Co. sr. notes 6 5/8s, 2010	15,000	14,963
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	10,000	9,550
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	5,000	4,850
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	5,000	4,825
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	5,000	5,150
Peabody Energy Corp. company guaranty 7 3/8s, 2016	115,000	117,588
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	5,000	4,913
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	115,000	119,600

Petroleum Development Corp. 144A sr. unsec. notes 12s,
2018		15,000	15,900
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		100,000	91,750
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		10,000	10,075
Plains Exploration & Production Co. company guaranty
7s, 2017		105,000	101,063
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		5,000	5,088
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016		5,000	4,875
Sabine Pass LNG LP sec. notes 7 1/2s, 2016		100,000	91,375
SandRidge Energy, Inc. sr. notes 8s, 2018		10,000	10,125
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015		40,000	33,100
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		50,000	48,125
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018		5,000	4,812
			1,585,036

Financial (4.8%)
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)		102,000	101,235
Bank of America Corp. sr. unsec. notes 5.65s, 2018		45,000	43,847
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)		40,000	41,100
Berkshire Hathaway Finance Corp. 144A company guaranty
sr. notes 5.4s, 2018		15,000	14,967
Chubb Corp. (The) sr. notes 6 1/2s, 2038		5,000	4,915
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		55,000	53,953
CNA Financial Corp. unsec. notes 6 1/2s, 2016		135,000	132,312
CNA Financial Corp. unsec. notes 6s, 2011		5,000	5,039
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)		40,000	39,644
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)		10,000	9,873
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013		15,000	12,900
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038		90,000	81,768
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013		5,000	4,973
GMAC, LLC sr. unsec. unsub. notes FRN 5.276s, 2014		2,000	1,423
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010		105,000	98,544
GMAC, LLC sr. unsec. unsub. notes 7s, 2012		5,000	4,048
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012		5,000	4,027
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014		26,000	20,130
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012		10,000	7,908
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011		15,000	12,646
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		5,000	4,447
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		100,000	74,000
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013		110,000	109,947
JPMorgan Chase & Co. notes 6.4s, 2038		20,000	19,229
JPMorgan Chase & Co. sr. notes 6s, 2018		25,000	24,735
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
MTN, 5s, 2011		35,000	34,218
Lehman Brothers Holdings, Inc. sub. notes 7 1/2s, 2038		5,000	4,574
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017		10,000	8,885
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		5,000	4,800
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058		25,000	24,576
Merrill Lynch & Co., Inc. notes 5.45s, 2013		10,000	9,620
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.12s,
2011		5,000	4,682
Merrill Lynch & Co., Inc. sr. unsec. notes 6 7/8s, 2018		115,000	113,204
Monumental Global Funding, Ltd. 144A notes 5 1/2s,
2013 (Cayman Islands)		15,000	14,915
Nederlandense Waterschapsbank NV unsec. notes 5 7/8s,
2015 (Netherlands)	AUD	1,520,000	1,333,240
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$115,000	108,100
Pacific Life Global Funding 144A notes 5.15s, 2013		10,000	9,956
ProLogis Trust sec. notes 6 5/8s, 2018		5,000	4,903
Protective Life Secured Trusts sr. sec. notes 5.45s,
2012		5,000	4,947
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)		100,000	89,551
Travelers Cos., Inc. (The) sr. unsec. notes 5.8s, 2018		5,000	4,920
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		15,000	14,835
Wells Fargo & Co. FRN 7.7s, 2049		7,000	7,016
			2,724,552

Government (6.9%)
European Investment Bank supranational bank bonds sr.
unsec. 4 7/8s, 2016 (Luxembourg)	GBP	1,000,000	1,896,712
European Investment Bank supranational bank bonds sr.
unsec. 3 1/2s, 2014 (Luxembourg)	CHF	40,000	39,043
Kreditanstalt fuer Wiederaufbau foreign government
guaranty 7 1/4s, 2010 (Germany)	NZD	500,000	386,186
Kreditanstalt fuer Wiederaufbau foreign government
guaranty 4 3/8s, 2018 (Germany)	EUR	1,000,000	1,498,037
Norddeutsche Landesbank Girozentrale bonds Ser. 7,

5 3/4s, 2010 (Germany)	EUR	24,000	38,112
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	60,000	57,996
			3,916,086

Health Care (2.2%)
Bausch & Lomb, Inc. 144A sr. unsec. notes 9 7/8s, 2015		$100,000	104,750
Cardinal Health, Inc. sr. unsec. notes 5.65s, 2012		20,000	20,107
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		145,000	149,531
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	4,863
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		15,000	14,625
GlaxoSmith Kline Capital Inc, company guaranty sr.
notes 5.65s, 2018		20,000	19,775
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)		5,000	5,275
HCA, Inc. sr. sec. notes 9 1/4s, 2016		155,000	163,719
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		15,000	13,050
HCA, Inc. sr. unsec. notes 6 1/4s, 2013		2,000	1,800
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		5,000	4,600
Healthsouth Corp. company guaranty 10 3/4s, 2016		5,000	5,350
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		105,000	107,888
LVB Acquisition Merger Sub Inc. 144A company guaranty
sr. unsec. bond 10s, 2017		100,000	107,250
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		5,000	4,638
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	4,625
Select Medical Corp. company guaranty 7 5/8s, 2015		5,000	4,450
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016		105,000	100,013
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		5,000	4,800
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		5,000	5,050
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		5,000	3,600
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		5,000	4,050
Tenet Healthcare Corp. notes 7 3/8s, 2013		110,000	102,575
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011		25,000	23,688
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		10,000	9,783
US Oncology Holdings, Inc. sr. unsec. notes FRN
7.949s, 2012 (PIK)		5,000	4,175
US Oncology, Inc. company guaranty 9s, 2012		105,000	106,181
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		110,000	113,025
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)		5,000	4,950
			1,218,186

Technology (2.1%)
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)		90,000	91,261
Activant Solutions, Inc. company guaranty 9 1/2s, 2016		5,000	3,813
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		8,000	6,920
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013		103,000	98,880
Arrow Electronics, Inc. unsecd. notes 9.15s, 2010		60,000	65,265
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		5,000	4,925
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015		20,000	18,900
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		5,000	4,675
Computer Sciences Corp. 144A sr. unsec. notes 6 1/2s,
2018		135,000	135,753
Electronic Data Systems Corp. sr. sec. notes Ser. B,
6 1/2s, 2013		45,000	46,387
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		140,000	123,900
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)		5,000	4,288
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		10,000	8,425
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		15,000	15,206
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		15,000	14,689
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029		10,000	7,663
Motorola, Inc. sr. notes 8s, 2011		110,000	111,935
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)		5,000	4,700
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)		100,000	97,000
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013		5,000	4,613
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		5,000	4,700
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)		5,000	4,766
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		4,000	4,160
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		135,000	139,050
Travelport LLC company guaranty 9 7/8s, 2014		120,000	115,500

Unisys Corp. sr. unsec. unsub. notes 8s, 2012	10,000	9,000
Xerox Corp. sr. unsec. notes 6.35s, 2018	10,000	9,871
		1,156,245

Transportation (0.4%)
Canadian National Railway Co. sr. unsec. unsub. notes
5.55s, 2018 (Canada)	5,000	4,971
CSX Corp. sr. unsec. unsub. notes 6 1/4s, 2015	85,000	85,537
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	155,000	154,790
		245,298

Utilities & Power (2.3%)
TransAlta Corp. sr. unsec. notes 6.65s, 2018 (Canada)	20,000	19,817
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	5,000	5,019
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	9,000	9,248
CMS Energy Corp. sr. notes 8 1/2s, 2011	10,000	10,566
Colorado Interstate Gas Co. debs. 6.85s, 2037	100,000	94,636
Commonwealth Edison Co. 1st mtge. sec. bond 5.8s, 2018	10,000	9,783
Consumers Energy Co. 1st mtge. sec. bond 5.65s, 2018	20,000	19,698
Dynegy Holdings, Inc. sr. unsec. 7 1/2s, 2015	100,000	94,500
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	5,000	5,025
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,000	5,075
E.ON International Finance BV 144A notes 5.8s, 2018
(Netherlands)	30,000	29,518
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	5,000	5,100
Edison Mission Energy sr. unsec. notes 7.2s, 2019	105,000	102,375
Edison Mission Energy sr. unsec. notes 7s, 2017	20,000	19,550
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	5,000	5,028
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	10,000	10,125
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	90,000	92,782
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	5,000	5,000
Mirant North America, LLC company guaranty 7 3/8s, 2013	110,000	110,825
NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	4,900
NRG Energy, Inc. sr. notes 7 3/8s, 2016	120,000	117,000
ONEOK Partners LP company guaranty sr. unsec. unsub.
notes 6.15s, 2016	40,000	39,492
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	10,000	10,350
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	5,000	5,241
Reliant Resources, Inc. sr. unsec. unsub. notes
7 5/8s, 2014	100,000	100,250
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	10,000	9,857
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	155,000	151,627
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	15,000	15,713
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	60,000	61,275
Texas Competitive Electric Holdings Co., LLC 144A
company guaranty 10 1/4s, 2015	100,000	102,125
TXU Corp. sr. notes Ser. P, 5.55s, 2014	15,000	12,161
Williams Cos., Inc. (The) notes 8 3/4s, 2032	15,000	17,475
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	10,000	10,738
		1,311,874

Total corporate bonds and notes (cost $21,823,842)		$21,471,969

COMMON STOCKS (22.3%)(a)
	Shares	Value

Basic Materials (1.6%)
Amcor, Ltd. (Australia)	3,260	$18,984
Andersons, Inc. (The)	393	16,647
Arcelor Mittal (Luxembourg)	671	66,451
Arch Chemicals, Inc.	548	20,840
Balfour Beatty PLC (United Kingdom)	1,845	15,665
BHP Billiton, Ltd. (Australia)	1,523	63,349
Buckeye Technologies, Inc. (NON)	88	936
Builders FirstSource, Inc. (NON)	222	1,625
Cambrex Corp. (NON)	812	4,994
Carpenter Technology Corp.	399	22,025
Ceradyne, Inc. (NON)	197	8,497
CF Industries Holdings, Inc.	465	63,659
Cleveland-Cliffs, Inc.	824	87,921
Dow Chemical Co. (The)	337	13,615
Fletcher Building, Ltd. (New Zealand)	3,787	23,731
FMC Corp.	561	41,503
Grief, Inc. Class A	182	12,201
H.B. Fuller Co.	445	11,067
Hecla Mining Co. (NON)	813	7,333
Hochtief AG (Germany)	42	4,860
Innospec, Inc. (United Kingdom)	620	15,264
Kaiser Aluminum Corp.	230	14,755
Kobe Steel, Ltd. (Japan)	1,000	3,291
Koppers Holdings, Inc.	763	32,946
Layne Christensen Co. (NON)	132	6,749
Matsushita Electric Works, Ltd. (Japan)	1,000	11,002

Minerals Technologies, Inc.	8	557
Mitsubishi Chemical Holdings Corp. (Japan)	500	3,547
Mitsui Chemicals, Inc. (Japan)	1,000	5,738
Monsanto Co.	301	38,347
NewMarket Corp.	170	13,306
Nucor Corp.	12	898
Olin Corp.	155	3,488
Olympic Steel, Inc.	270	17,545
OM Group, Inc. (NON)	550	23,914
Packaging Corp. of America	151	3,932
Perini Corp. (NON)	222	8,545
Potlatch Corp. (R)	124	5,994
Quanex Building Products Corp.	199	3,502
Rayonier, Inc.	689	32,700
Schulman (A.), Inc.	88	1,988
Silgan Holdings, Inc.	392	22,434
Southern Copper Corp.	471	51,918
Steel Dynamics, Inc.	452	16,317
Sun Hydraulics Corp.	24	963
Terra Industries, Inc. (NON)	995	43,412
W.R. Grace & Co. (NON)	75	2,031
Zep, Inc.	53	870
Zinifex, Ltd. (Australia)	276	2,507
		894,363

Capital Goods (1.6%)
Acuity Brands, Inc.	415	22,099
AGCO Corp. (NON)	628	37,950
Alstom (France)	16	4,032
American Ecology Corp.	350	10,052
American Science & Engineering, Inc.	146	7,478
Andritz AG (Austria)	88	5,953
Applied Industrial Technologies, Inc.	739	20,374
Astec Industries, Inc. (NON)	53	2,062
Autoliv, Inc. (Sweden)	239	13,066
BAE Systems PLC (United Kingdom)	956	8,581
Bekaert SA (Belgium)	120	19,264
Boeing Co. (The) (SEG)	752	62,243
Cascade Corp.	251	12,640
Clean Harbors, Inc. (NON)	250	17,758
Columbus McKinnon Corp. (NON)	442	12,601
Cummins, Inc.	897	63,167
Curtiss-Wright Corp.	244	12,568
Emerson Electric Co.	685	39,853
EnPro Industries, Inc. (NON)	243	9,744
Foster Wheeler, Ltd. (NON)	215	16,377
Freightcar America, Inc.	505	22,018
Gardner Denver, Inc. (NON)	375	19,898
General Cable Corp. (NON)	537	38,020
GrafTech International, Ltd. (NON)	323	8,527
Hardinge, Inc.	75	1,054
Heico Corp.	181	9,182
Herman Miller, Inc.	645	15,996
II-VI, Inc. (NON)	322	12,593
Illinois Tool Works, Inc.	233	12,512
Intevac, Inc. (NON)	249	2,864
Lockheed Martin Corp.	551	60,301
Manitowoc Co., Inc. (The)	92	3,579
Matthews International Corp.	304	14,473
McDermott International, Inc. (NON)	142	8,808
Moog, Inc. (NON)	736	33,370
Nordson Corp.	92	6,610
Northrop Grumman Corp.	88	6,640
Orbital Sciences Corp. (NON)	639	16,588
Parker-Hannifin Corp.	60	5,080
Prysmian SpA (Italy)	815	21,550
Raytheon Co.	689	44,000
Rofin-Sinar Technologies, Inc. (NON)	328	11,608
Siemens AG (Germany)	165	18,714
Steelcase, Inc.	779	9,815
Superior Essex, Inc. (NON)	53	2,306
Teledyne Technologies, Inc. (NON)	313	17,428
Terex Corp. (NON)	37	2,640
Tomkins PLC (United Kingdom)	2,739	9,804
United Technologies Corp.	275	19,536
USEC, Inc. (NON)	494	3,443
Wabtec Corp.	279	12,993
WESCO International, Inc. (NON)	410	18,167
		887,979

Communication Services (0.8%)
Airvana, Inc. (NON)	815	4,654
Alaska Communications Systems Group, Inc.	45	582
AT&T, Inc. (SEG)	1,888	75,331
Atlantic Tele-Network, Inc.	333	9,977
Belgacom SA (Belgium)	567	26,695
BT Group PLC (United Kingdom)	3,774	16,592
Centennial Communications Corp. (NON)	1,706	12,914
DirecTV Group, Inc. (The) (NON)	854	23,997
DISH Network Corp. Class A (NON)	262	9,199

Embarq Corp.	128	6,057
Fairpoint Communications, Inc.	29	261
France Telecom SA (France)	339	10,285
GeoEye, Inc. (NON)	320	5,456
InterDigital, Inc. (NON)	853	21,316
j2 Global Communications, Inc. (NON)	475	12,597
KDDI Corp. (Japan)	4	27,731
Koninklijke (Royal) KPN NV (Netherlands)	1,366	24,859
Liberty Global, Inc. Class A (NON)	551	19,753
Nice Systems, Ltd. ADR (Israel) (NON)	687	24,045
Novatel Wireless, Inc. (NON)	579	5,969
NTELOS Holdings Corp.	320	8,934
Premiere Global Services, Inc. (NON)	1,060	16,059
Syniverse Holdings, Inc. (NON)	592	12,764
Telecom Corp. of New Zealand, Ltd. (New Zealand)	6,882	21,671
Telecom Italia SpA RNC (Italy)	7,398	13,095
Telephone and Data Systems, Inc.	79	3,766
USA Mobility, Inc. (NON)	382	2,999
Verizon Communications, Inc.	1,691	65,053
		482,611

Conglomerates (0.3%)
3M Co.	416	32,265
AMETEK, Inc.	142	7,285
General Electric Co.	1,510	46,387
GLG Partners, Inc.	590	4,903
Honeywell International, Inc.	659	39,290
Swire Pacific, Ltd. (Hong Kong)	1,500	17,117
		147,247

Consumer Cyclicals (2.1%)
Aaron Rents, Inc.	178	3,985
Adecco SA (Switzerland)	36	2,053
Aeropostale, Inc. (NON)	132	4,612
Amazon.com, Inc. (NON)	297	24,241
American Axle & Manufacturing Holdings, Inc.	53	985
American Woodmark Corp.	333	7,502
Bankrate, Inc. (NON)	41	2,071
Blue Nile, Inc. (NON)	92	4,905
Brown Shoe Co., Inc.	540	9,121
Buckle, Inc. (The)	792	36,297
Callaway Golf Co.	950	12,065
Casey's General Stores, Inc.	88	1,926
Cash America International, Inc.	253	9,047
Charlotte Russe Holding, Inc. (NON)	1,012	18,985
Coach, Inc. (NON)	862	31,291
Consolidated Graphics, Inc. (NON)	244	13,403
Cooper Tire & Rubber	600	6,588
CTC Media, Inc. (Russia) (NON)	284	7,861
Davis Service Group PLC (United Kingdom)	2,388	23,196
De La Rue PLC (United Kingdom)	787	14,821
Deckers Outdoor Corp. (NON)	256	35,000
Deluxe Corp.	101	2,276
DG FastChannel, Inc. (NON)	478	9,388
Dolby Laboratories, Inc. Class A (NON)	218	10,466
Dollar Tree, Inc. (NON)	507	18,708
Dress Barn, Inc. (NON)	37	572
DSW, Inc. Class A (NON)	460	6,794
Electrolux AB Class B (Sweden)	1,020	14,713
Expedia, Inc. (NON)	444	10,767
EZCORP, Inc. Class A (NON)	1,418	17,909
Family Dollar Stores, Inc.	360	7,704
Fossil, Inc. (NON)	287	9,101
GameStop Corp. (NON)	257	12,747
Geberit International AG (Switzerland)	29	4,919
Gymboree Corp. (The) (NON)	325	14,996
Hankyu Department Stores (Japan)	1,000	7,436
Hasbro, Inc.	302	10,944
Healthcare Services Group, Inc.	330	5,821
Helen of Troy, Ltd. (Bermuda) (NON)	28	500
Hooker Furniture Corp.	400	8,072
ICF International, Inc. (NON)	330	6,062
inVentiv Health, Inc. (NON)	273	8,927
J Crew Group, Inc. (NON)	132	4,920
Jakks Pacific, Inc. (NON)	723	17,063
Jos. A. Bank Clothiers, Inc. (NON)	631	17,163
Kesa Electricals PLC (United Kingdom)	2,465	9,909
Landauer, Inc.	261	15,610
Lear Corp. (NON)	237	6,103
Maidenform Brands, Inc. (NON)	549	8,257
Manpower, Inc.	92	5,796
Marks & Spencer Group PLC (United Kingdom)	972	7,314
Marvel Entertainment, Inc. (NON)	529	18,002
Mattel, Inc.	907	18,267
Maximus, Inc.	119	4,376
Mediaset SpA (Italy)	2,013	16,407
Men's Wearhouse, Inc. (The)	199	4,125
Monro Muffler, Inc.	520	9,636
Morningstar, Inc. (NON)	305	21,640
NBTY, Inc. (NON)	293	9,569

Next PLC (United Kingdom)	397	9,096
NIKE, Inc. Class B	243	16,614
Perry Ellis International, Inc. (NON)	602	16,411
Phillips-Van Heusen Corp.	791	35,935
Priceline.com, Inc. (NON)	155	20,852
RadioShack Corp.	360	5,274
Rent-A-Center, Inc. (NON)	500	10,490
Scholastic Corp. (NON)	295	9,175
Skechers U.S.A., Inc. Class A (NON)	33	794
Standard Parking Corp. (NON)	446	9,562
Steven Madden, Ltd. (NON)	1,018	20,859
Target Corp.	164	8,751
Time Warner, Inc.	2,212	35,127
TJX Cos., Inc. (The)	235	7,534
Toro Co. (The)	524	20,478
Toyota Motor Corp. (Japan)	200	10,186
True Religion Apparel, Inc. (NON)	347	8,772
Tupperware Brands Corp.	215	8,235
Valeo SA (France)	588	23,441
Volkswagen AG (preference) (Germany)	182	27,589
Volkswagon AG (Germany)	243	66,918
Wal-Mart Stores, Inc.	353	20,382
Walt Disney Co. (The)	527	17,707
Warnaco Group, Inc. (The) (NON)	914	44,046
Watson Wyatt Worldwide, Inc. Class A	522	30,574
Wiley (John) & Sons, Inc. Class A	186	8,789
William Hill PLC (United Kingdom)	159	1,193
WMS Industries, Inc. (NON)	20	741
Wolverine World Wide, Inc.	710	20,384
		1,168,843

Consumer Staples (1.6%)
Administaff, Inc.	142	3,965
Alberto-Culver Co.	900	23,787
Alliance One International, Inc. (NON)	1,617	9,718
Altria Group, Inc. (SEG)	1,413	31,453
Autogrill SpA (Italy)	506	7,441
BAT Industries PLC (United Kingdom)	421	15,740
BJ's Wholesale Club, Inc. (NON)	348	13,743
Blyth Industries, Inc.	155	3,016
Brinker International, Inc.	337	7,390
Cal-Maine Foods, Inc.	400	12,480
Campbell Soup Co.	128	4,285
CBRL Group, Inc.	320	9,424
CEC Entertainment, Inc. (NON)	293	10,589
Chattem, Inc. (NON)	248	15,428
Coca-Cola Co. (The)	172	9,849
Colgate-Palmolive Co.	373	27,736
Comcast Corp. Class A	555	12,488
Denny's Corp. (NON)	2,795	11,348
DeVry, Inc.	49	2,795
Domino's Pizza, Inc. (NON)	911	12,262
Estee Lauder Cos., Inc. (The) Class A	382	18,183
Flowers Foods, Inc.	424	11,927
Hansen Natural Corp. (NON)	431	13,464
Heidrick & Struggles International, Inc.	293	8,394
Heineken NV (Netherlands)	299	17,565
Herbalife, Ltd. (Cayman Islands)	268	10,329
Imperial Sugar Co.	364	5,278
InBev NV (Belgium)	470	36,259
ITT Educational Services, Inc. (NON)	251	18,230
Jack in the Box, Inc. (NON)	397	9,754
Jeronimo Martins, SGPS, SA (Portugal)	5,402	38,987
Korn/Ferry International (NON)	364	6,115
Kroger Co. (SEG)	770	21,283
Longs Drug Stores Corp.	1,003	47,562
Mannatech, Inc.	498	3,147
McDonald's Corp.	346	20,525
MWI Veterinary Supply, Inc. (NON)	300	11,496
Nash Finch Co.	857	32,772
Netflix, Inc. (NON)	215	6,527
New Oriental Education & Technology Group ADR (China)
(NON)	120	7,890
Nichirei Corp. (Japan)	3,000	13,885
Papa John's International, Inc. (NON)	208	6,121
Pepsi Bottling Group, Inc. (The)	482	15,626
PepsiCo, Inc.	266	18,168
Philip Morris International, Inc. (NON)	951	50,080
Prestige Brands Holdings, Inc. (NON)	1,549	16,900
Procter & Gamble Co. (The)	441	29,128
Ralcorp Holdings, Inc. (NON)	111	6,660
Reynolds American, Inc.	814	44,705
Robert Half International, Inc.	320	7,866
Safeway, Inc.	1,019	32,476
Sanderson Farms, Inc.	41	2,047
Sara Lee Corp.	1,158	15,957
Sinclair Broadcast Group, Inc. Class A	1,575	14,128
Sonic Corp. (NON)	284	5,447
Spartan Stores, Inc.	584	14,004
Travis Perkins PLC (United Kingdom)	209	3,456
TrueBlue, Inc. (NON)	542	7,892

Universal Corp.	106	5,259
Yum! Brands, Inc.	545	21,637
		922,066

Energy (2.0%)
Alliance Resource Partners, LP	230	10,525
Alon USA Energy, Inc.	282	4,317
Alpha Natural Resources, Inc. (NON)	323	26,383
Basic Energy Services, Inc. (NON)	490	14,097
Chevron Corp. (SEG)	1,082	107,280
Complete Production Services, Inc. (NON)	390	11,177
Comstock Resources, Inc. (NON)	310	17,779
ConocoPhillips	606	56,419
Core Laboratories NV (Netherlands) (NON)	184	25,175
Delek US Holdings, Inc.	155	2,020
Devon Energy Corp.	45	5,217
Dresser-Rand Group, Inc. (NON)	547	22,055
ENI SpA (Italy)	179	7,303
ENSCO International, Inc.	218	15,659
Exxon Mobil Corp. (SEG)	1,916	170,064
First Solar, Inc. (NON)	37	9,899
Frontier Oil Corp. (SEG)	921	27,731
Global Industries, Ltd. (NON)	771	13,300
Grey Wolf, Inc. (NON)	2,000	15,660
Halliburton Co.	71	3,449
Helmerich & Payne, Inc.	358	22,429
Holly Corp.	336	14,263
ION Geophysical Corp. (NON)	1,323	21,684
JA Solar Holdings Co., Ltd. ADR (China) (NON)	1,074	22,844
Lufkin Industries, Inc.	140	11,169
Marathon Oil Corp.	1,153	59,253
Mariner Energy, Inc. (NON)	600	19,620
Massey Energy Co.	215	13,893
Noble Corp.	159	10,039
Occidental Petroleum Corp.	310	28,498
Oil States International, Inc. (NON)	179	10,457
Rosetta Resources, Inc. (NON)	146	3,932
Royal Dutch Shell PLC Class A (Netherlands)	1,392	59,266
Royal Dutch Shell PLC Class B (Netherlands)	1,235	51,481
Santos, Ltd. (Australia)	165	3,326
Statoil ASA (Norway)	1,275	49,513
Stone Energy Corp. (NON)	107	7,231
Sunoco, Inc.	627	27,883
Swift Energy Co. (NON)	259	14,929
Tesoro Corp.	431	10,710
Tidewater, Inc.	601	41,066
Trico Marine Services, Inc. (NON)	427	16,393
Unit Corp. (NON)	227	17,409
Valero Energy Corp.	323	16,421
		1,119,218

Financial (6.0%)
Acadia Realty Trust (R)	350	8,659
Advanta Corp. Class B	1,220	10,614
Agree Realty Corp. (R)	280	7,297
Alexandria Real Estate Equities, Inc. (R)	176	18,357
Allianz SE (Germany)	154	29,149
Allied World Assurance Company Holdings, Ltd. (Bermuda)	200	9,120
Allstate Corp. (The)	712	36,269
AMB Property Corp. (R)	777	45,796
American Financial Group, Inc.	555	16,550
Ameriprise Financial, Inc.	439	20,747
Amerisafe, Inc. (NON)	627	9,963
Annaly Capital Management, Inc. (R)	1,403	24,987
Anthracite Capital, Inc. (R)	889	8,330
Apartment Investment & Management Co. Class A (R)	427	16,896
Arbor Realty Trust, Inc (R)	500	7,025
Arch Capital Group, Ltd. (Bermuda) (NON)	230	16,183
Aspen Insurance Holdings, Ltd. (Bermuda)	594	15,183
Asta Funding, Inc.	412	3,366
AvalonBay Communities, Inc. (R)	634	64,161
Banco Bilbao Vizcaya Argentaria SA (Spain)	783	17,452
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	537	9,736
Bank of America Corp.	947	32,207
Bank of the Ozarks, Inc.	320	7,798
Barclays PLC ADR (United Kingdom)	647	19,365
BioMed Realty Trust, Inc. (R)	945	24,835
Boston Properties, Inc. (R) (SEG)	887	86,695
Calamos Asset Management, Inc. Class A	284	5,745
Capital Trust, Inc. Class A (R)	189	5,472
Cathay General Bancorp	295	4,537
CB Richard Ellis Group, Inc. Class A (NON)	904	20,304
CBL & Associates Properties (R)	1,294	34,045
Center Financial Corp.	395	3,697
Chubb Corp. (The)	494	26,557
Citigroup, Inc.	887	19,416
City Bank	335	4,851
City Holding Co.	219	9,421
Colonial Properties Trust (R)	1,482	35,642

Comerica, Inc.	33	1,227
Commerzbank AG (Germany)	134	4,729
Commonwealth Bank of Australia (Australia)	289	11,695
Compagnia Assicuratrice Unipol SpA (Preference) (Italy)	7,265	16,487
Corporate Office Properties Trust (R)	440	16,680
Credit Agricole SA (France)	404	10,689
Credit Suisse Group (Switzerland)	433	22,059
DB RREEF Trust (Australia)	17,117	25,860
DBS Group Holdings, Ltd. (Singapore)	2,000	28,651
DCT Industrial Trust, Inc. (R)	1,763	17,189
Deutsche Bank AG (Germany)	172	18,387
Developers Diversified Realty Corp. (R)	521	20,673
DiamondRock Hospitality Co. (R)	1,864	25,555
Discover Financial Services	406	6,963
DnB Holdings ASA (Norway)	1,777	25,581
Duke Realty Investments, Inc. (R)	699	17,950
E*Trade Financial Corp. (NON)	3,770	15,457
eHealth, Inc. (NON)	220	5,485
Entertainment Properties Trust (R)	636	35,012
Equity Lifestyle Properties, Inc. (R)	354	17,590
Equity Residential Properties Trust (R) (SEG)	1,750	74,008
Evercore Partners, Inc. Class A	410	5,970
Extra Space Storage, Inc. (R)	478	7,959
FBL Financial Group, Inc. Class A	390	10,472
FCStone Group, Inc. (NON)	210	8,217
Federal Realty Investment Trust (R)	211	17,011
Federated Investors, Inc.	323	11,890
First Industrial Realty Trust (R)	33	1,034
First Mercury Financial Corp. (NON)	450	7,947
First Midwest Bancorp, Inc.	128	3,341
First Niagara Financial Group, Inc.	565	8,006
First Regional Bancorp (NON)	210	2,241
FirstMerit Corp.	302	6,103
Franklin Street Properties Corp. (R)	1,207	17,827
Frontier Financial Corp.	79	1,161
General Growth Properties, Inc. (R) (SEG)	1,237	51,410
GFI Group, Inc.	330	3,907
Goldman Sachs Group, Inc. (The)	292	51,512
Gramercy Capital Corp. (R)	695	11,641
Greenhill & Co., Inc.	158	9,520
Hancock Holding Co.	111	4,938
HBOS PLC (United Kingdom)	564	4,468
HCP, Inc. (R)	860	29,464
Health Care REIT, Inc. (R)	351	16,953
Home Properties of NY, Inc. (R)	562	28,774
Host Marriott Corp. (R) (SEG)	3,846	66,113
Hypo Real Estate Holding (Germany)	18	595
ING Groep NV (Netherlands)	756	28,856
Inland Real Estate Corp. (R)	1,607	25,230
Integra Bank Corp.	600	8,622
Interactive Brokers Group, Inc. Class A (NON)	375	12,214
Interactive Data Corp.	775	21,344
Intervest Bancshares Corp.	280	2,456
Investment Technology Group, Inc. (NON)	473	19,913
Investors Real Estate Trust (R)	1,698	17,761
Janus Capital Group, Inc.	755	21,895
Jones Lang LaSalle, Inc.	539	38,021
JPMorgan Chase & Co.	935	40,205
KBC Groupe SA (Belgium)	111	13,693
Kimco Realty Corp. (R)	1,194	46,984
Knight Capital Group, Inc. Class A (NON)	884	15,744
Lehman Brothers Holdings, Inc.	215	7,914
Lexington Corporate Properties Trust (R)	773	12,051
Liberty Property Trust (R)	563	19,987
Lloyds TSB Group PLC (United Kingdom)	2,055	15,627
Lloyds TSB Group PLC ADR (United Kingdom)	323	9,893
Loews Corp.	280	13,880
LTC Properties, Inc. (R)	1,461	40,616
Macerich Co. (The) (R)	257	18,383
Mack-Cali Realty Corp. (R)	802	30,989
Man Group PLC (United Kingdom)	1,374	16,897
Mastercard, Inc. Class A	70	21,606
Medical Properties Trust, Inc. (R)	574	7,009
Mid-America Apartment Communities, Inc. (R)	482	26,982
Mission West Properties (R)	1,684	19,753
Morgan Stanley	542	23,973
Nara Bancorp, Inc.	544	6,920
Nasdaq OMX Group, Inc. (The) (NON)	431	15,098
National Health Investors, Inc. (R)	965	29,915
National Retail Properties, Inc. (R)	1,699	38,584
Nationwide Financial Services, Inc. Class A	132	6,736
Nationwide Health Properties, Inc. (R)	730	24,915
Navigators Group, Inc. (NON)	281	14,188
Nordea AB (Sweden)	1,975	32,110
Northern Trust Corp.	268	20,368
Odyssey Re Holdings Corp.	356	13,364
Omega Healthcare Investors, Inc. (R)	2,124	37,850
optionsXpress Holdings, Inc.	300	6,852
Pacific Capital Bancorp.	762	15,194
Philadelphia Consolidated Holding Corp. (NON)	586	21,829
Platinum Underwriters Holdings, Ltd. (Bermuda)	482	17,097

Post Properties, Inc. (R)	650	23,082
Preferred Bank	238	2,123
ProLogis Trust (R)	1,814	112,341
PS Business Parks, Inc. (R)	196	11,270
Public Storage, Inc. (R)	673	59,311
Ramco-Gershenson Properties (R)	491	10,974
Realty Income Corp. (R)	1,191	29,180
Regency Centers Corp. (R)	241	16,024
S&T Bancorp, Inc.	295	9,590
Safety Insurance Group, Inc.	200	7,732
Saul Centers, Inc. (R)	362	18,252
SeaBright Insurance Holdings, Inc. (NON)	765	11,720
Security Capital Assurance, Ltd. (Bermuda)	28	25
Selective Insurance Group	352	7,702
Senior Housing Properties Trust (R)	1,519	33,737
Simon Property Group, Inc. (R)	1,343	133,440
SL Green Realty Corp. (R)	325	32,403
Societe Generale (France)	115	11,949
Southwest Bancorp, Inc.	395	6,699
Sovran Self Storage, Inc. (R)	170	7,512
State Street Corp.	377	27,152
Sterling Bancshares, Inc.	404	4,129
Sterling Financial Corp.	222	1,971
Suffolk Bancorp	290	9,761
SVB Financial Group (NON)	142	7,278
SWS Group, Inc.	1,189	21,973
Tanger Factory Outlet Centers (R)	644	24,627
Taubman Centers, Inc. (R)	318	17,093
Travelers Cos., Inc. (The)	203	10,111
U.S. Bancorp	1,420	47,130
United Bankshares, Inc.	61	1,732
United Community Banks, Inc.	79	826
Universal Health Realty Income Trust (R)	274	9,346
Urstadt Biddle Properties, Inc. Class A (R)	1,454	25,154
Validus Holdings, Ltd. (Bermuda)	393	8,222
Ventas, Inc. (R)	922	43,943
Virginia Commerce Bancorp. (NON)	880	5,324
Vornado Realty Trust (R)	704	68,802
W.R. Berkley Corp.	1,395	37,791
Waddell & Reed Financial, Inc. Class A	215	7,602
Weingarten Realty Investors (R)	466	16,077
Wharf (Holdings), Ltd. (Hong Kong)	3,000	14,993
World Acceptance Corp. (NON)	388	17,157
Zenith National Insurance Corp.	259	10,451
Zurich Financial Services AG (Switzerland)	21	6,160
		3,432,217

Health Care (2.2%)
Aetna, Inc.	872	41,124
Albany Molecular Research, Inc. (NON)	432	6,039
Align Technology, Inc. (NON)	24	316
Alliance Imaging, Inc. (NON)	1,395	11,760
Alnylam Pharmaceuticals, Inc. (NON)	370	10,686
Alpharma, Inc. Class A (NON)	350	8,817
Amedisys, Inc. (NON)	535	27,183
American Oriental Bioengineering, Inc. (China) (NON)	2,377	28,286
AMERIGROUP Corp. (NON)	933	25,760
Amgen, Inc. (NON)	550	24,217
AMN Healthcare Services, Inc. (NON)	573	9,976
Applera Corp.- Applied Biosystems Group	37	1,286
Apria Healthcare Group, Inc. (NON)	452	7,616
Astellas Pharma, Inc. (Japan)	100	4,230
AstraZeneca PLC (London Exchange) (United Kingdom)	895	39,081
Becton, Dickinson and Co.	322	27,193
Bio-Rad Laboratories, Inc. Class A (NON)	93	8,322
Biogen Idec, Inc. (NON)	427	26,794
Bristol-Myers Squibb Co.	524	11,942
Cephalon, Inc. (NON)	281	19,027
China Medical Technologies, Inc. ADR (China)	575	22,672
CIGNA Corp.	428	17,377
Corvel Corp. (NON)	218	7,850
Cubist Pharmaceuticals, Inc. (NON)	353	6,728
Cutera, Inc. (NON)	239	2,447
Cynosure, Inc. Class A (NON)	275	6,746
Cypress Bioscience, Inc. (NON)	507	4,127
Eclipsys Corp. (NON)	430	8,772
Eli Lilly and Co.	364	17,523
Emergent Biosolutions, Inc. (NON)	620	6,665
Enzon Pharmaceuticals, Inc. (NON)	1,268	11,158
eResearch Technology, Inc. (NON)	963	15,398
Forest Laboratories, Inc. (NON)	377	13,538
Gen-Probe, Inc. (NON)	207	11,787
Genoptix, Inc. (NON)	300	8,133
Haemonetics Corp. (NON)	133	7,496
Healthspring, Inc. (NON)	688	12,783
Hologic, Inc. (NON)	474	11,390
Humana, Inc. (NON)	627	32,008
Illumina, Inc. (NON)	235	18,443
Immucor, Inc. (NON)	288	7,727
Intuitive Surgical, Inc. (NON)	79	23,194
Invitrogen Corp. (NON)	194	8,916

Johnson & Johnson (SEG)	772	51,523
K-V Pharmceuticals Co. Class A (NON)	347	8,678
Kinetic Concepts, Inc. (NON)	215	9,337
King Pharmaceuticals, Inc. (NON)	596	6,115
LCA-Vision, Inc.	53	440
Luminex Corp. (NON)	460	10,230
Magellan Health Services, Inc. (NON)	512	20,608
Martek Biosciences Corp. (NON)	1,005	37,949
Medcath Corp. (NON)	262	5,685
Medicines Co. (NON)	164	3,001
Medicis Pharmaceutical Corp. Class A	128	3,044
Mentor Corp.	575	18,118
Merck & Co., Inc.	1,658	64,596
Meridian Bioscience, Inc.	396	11,615
Merit Medical Systems, Inc. (NON)	707	11,255
Myriad Genetics, Inc. (NON)	200	9,684
Neurocrine Biosciences, Inc. (NON)	645	3,180
Onyx Pharmaceuticals, Inc. (NON)	170	6,008
OSI Pharmaceuticals, Inc. (NON)	415	14,650
Owens & Minor, Inc.	190	9,021
Par Pharmaceutical Cos., Inc. (NON)	320	5,837
PDL BioPharma, Inc.	423	4,336
Pfizer, Inc.	1,699	32,893
Questcor Pharmaceuticals, Inc. (NON)	1,370	6,973
Quidel Corp. (NON)	747	12,751
Regeneron Pharmaceuticals, Inc. (NON)	365	7,264
Salix Pharmaceuticals, Ltd. (NON)	490	3,763
Schering-Plough Corp.	520	10,608
Sciele Pharma, Inc. (NON)	842	18,448
Sepracor, Inc. (NON)	440	9,508
Steris Corp.	574	17,364
Takeda Pharmaceutical Co., Ltd. (Japan)	600	34,769
Techne Corp. (NON)	193	15,151
United Therapeutics Corp. (NON)	157	14,995
UnitedHealth Group, Inc.	494	16,900
Varian Medical Systems, Inc. (NON)	376	17,875
Waters Corp. (NON)	310	19,071
WellCare Health Plans, Inc. (NON)	190	10,484
WellPoint, Inc. (NON)	243	13,564
Wyeth	846	37,622
Zoll Medical Corp. (NON)	278	10,078
		1,247,524

Technology (3.1%)
Accenture, Ltd. Class A (Bermuda)	28	1,143
Acme Packet, Inc. (NON)	746	6,721
Actuate Corp. (NON)	1,421	7,048
Advanced Analogic Technologies, Inc. (NON)	1,195	8,341
Advanced Energy Industries, Inc. (NON)	1,500	23,760
Advent Software, Inc. (NON)	520	22,344
Analogic Corp.	16	1,072
Anixter International, Inc. (NON)	165	10,727
Ansoft Corp. (NON)	284	10,360
ANSYS, Inc. (NON)	906	42,854
Apple Computer, Inc. (NON)	151	28,501
Applied Materials, Inc.	488	9,667
Arris Group, Inc. (NON)	2,480	23,213
Atheros Communications (NON)	279	9,324
AuthenTec, Inc. (NON)	600	8,178
Autodesk, Inc. (NON)	978	40,254
Avnet, Inc. (NON)	239	7,055
Avocent Corp. (NON)	440	8,681
Blackbaud, Inc.	583	13,794
Blackboard, Inc. (NON)	222	8,409
Blue Coat Systems, Inc. (NON)	1,029	18,645
BMC Software, Inc. (NON)	1,602	64,240
Brocade Communications Systems, Inc. (NON)	934	7,528
CACI International, Inc. Class A (NON)	200	10,194
Checkpoint Systems, Inc. (NON)	461	11,972
Chordiant Software, Inc. (NON)	1,443	9,264
Cisco Systems, Inc. (NON) (SEG)	3,496	93,413
CommScope, Inc. (NON)	235	12,890
Compuware Corp. (NON)	841	8,570
Comtech Telecommunications Corp. (NON)	240	11,112
Credence Systems Corp. (NON)	1,945	2,101
CSG Systems International, Inc. (NON)	848	11,261
Cubic Corp.	79	1,997
Cybersource Corp. (NON)	1,235	23,971
eBay, Inc. (NON)	547	16,415
Electronic Data Systems Corp.	1,380	33,796
EMC Corp. (NON)	1,888	32,927
Emulex Corp. (NON)	740	10,375
F5 Networks, Inc. (NON)	328	9,856
Factset Research Systems, Inc.	259	16,760
FEI Co. (NON)	392	9,188
Fuji Photo Film Cos., Ltd. (Japan)	500	18,399
Fujitsu, Ltd. (Japan)	1,000	8,099
Global Sources, Ltd. (Bermuda) (NON)	365	5,512
Hewlett-Packard Co. (SEG)	1,195	56,237
Hitachi, Ltd. (Japan)	6,000	43,134
Hutchinson Technology, Inc. (NON)	289	4,162

IBM Corp.	756	97,849
IHS, Inc. Class A (NON)	119	7,088
Immersion Corp. (NON)	41	351
Informatica Corp. (NON)	900	16,200
Intel Corp. (SEG)	2,715	62,934
Interwoven, Inc. (NON)	284	3,808
Intuit, Inc. (NON)	331	9,586
iRobot Corp. (NON)	500	7,010
Itron, Inc. (NON)	101	9,856
Jack Henry & Associates, Inc.	613	14,589
JDA Software Group, Inc. (NON)	1,025	20,910
Konica Corp. (Japan)	500	9,328
LTX Corp. (NON)	1,286	3,781
MEMC Electronic Materials, Inc. (NON)	364	24,992
Methode Electronics, Inc. Class A	342	3,912
Micrel, Inc.	1,200	11,520
Microsoft Corp.	3,903	110,533
MicroStrategy, Inc. (NON)	157	12,499
Mitsubishi Electric Corp. (Japan)	3,000	33,943
National Instruments Corp.	400	12,704
National Semiconductor Corp.	1,084	22,818
NEC Corp. (Japan)	1,000	5,311
NetApp, Inc. (NON)	546	13,311
NTT Data Corp. (Japan)	1	4,145
Nuance Communications, Inc. (NON)	613	12,088
NVIDIA Corp. (NON)	257	6,348
Omnicell, Inc. (NON)	119	1,580
Oracle Corp. (NON)	2,040	46,594
Palm, Inc.	84	509
Parametric Technology Corp. (NON)	1,367	25,672
Park Electrochemical Corp.	210	6,206
Photronics, Inc. (NON)	779	6,995
Plantronics, Inc.	300	7,287
Polycom, Inc. (NON)	769	19,163
Progress Software Corp. (NON)	410	12,767
PROS Holdings, Inc. (NON)	550	6,413
Qualcomm, Inc.	389	18,882
Radiant Systems, Inc. (NON)	590	8,000
SAIC, Inc. (NON)	249	4,963
Silicon Image, Inc. (NON)	1,500	10,545
Silicon Storage Technology, Inc. (NON)	609	1,979
SonicWall, Inc. (NON)	3,473	27,784
SPSS, Inc. (NON)	504	19,842
Sybase, Inc. (NON)	1,205	38,584
Sykes Enterprises, Inc. (NON)	947	19,612
Texas Instruments, Inc.	124	4,028
TIBCO Software, Inc. (NON)	270	2,084
Toshiba Corp. (Japan)	1,000	8,811
Trizetto Group (NON)	360	7,729
TTM Technologies, Inc. (NON)	1,657	24,126
United Online, Inc.	1,015	12,413
Varian Semiconductor Equipment (NON)	262	9,964
Varian, Inc. (NON)	243	13,484
Veeco Instruments, Inc. (NON)	449	8,634
Xilinx, Inc.	146	3,971
Yucheng Technologies, Ltd. (China) (NON)	870	11,510
		1,771,009

Transportation (0.3%)
Accuride Corp. (NON)	409	3,170
Alaska Air Group, Inc. (NON)	24	469
British Airways PLC (United Kingdom) (NON)	542	2,495
Deutsche Lufthansa AG (Germany)	581	15,064
Frontline, Ltd. (Bermuda)	641	39,790
Kirby Corp. (NON)	151	8,405
Orient Overseas International, Ltd. (Hong Kong)	1,500	10,111
Overseas Shipholding Group	213	16,840
Qantas Airways, Ltd. (Australia)	4,367	14,490
Ryder System, Inc.	265	19,459
Singapore Airlines, Ltd. (Singapore)	940	10,994
Singapore Maritime, Ltd. (Singapore)	13,000	16,045
SkyWest, Inc.	542	8,379
		165,711

Utilities & Power (0.7%)
Alliant Energy Corp.	306	11,487
Black Hills Corp.	28	987
Cleco Corp.	393	9,817
Constellation Energy Group, Inc.	168	14,487
Edison International	879	46,789
Electric Power Development Co. (Japan)	200	7,492
Enel SpA (Italy)	2,838	31,893
Energen Corp.	866	64,872
FirstEnergy Corp.	269	21,173
Mirant Corp. (NON)	45	1,828
National Grid PLC (United Kingdom)	1,027	15,172
Northwest Natural Gas Co.	168	7,659
Northwestern Corp.	393	10,418
OGE Energy Corp.	119	3,992
Ormat Technologies, Inc.	200	10,022

Osaka Gas Co., Ltd. (Japan)	2,000	7,265
PG&E Corp.	897	35,512
Portland General Electric Co.	699	16,364
Public Service Enterprise Group, Inc.	56	2,479
Questar Corp.	471	30,248
Singapore Petroleum Co., Ltd. (Singapore)	1,000	5,069
Terna SPA (Italy)	3,824	17,368
Tokyo Electric Power Co. (Japan)	1,400	34,124
Westar Energy, Inc.	79	1,896
WGL Holdings, Inc.	119	4,152
		412,565

Total common stocks (cost $12,724,464)		$12,651,353

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.6%)(a)
	Principal
	amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, August 20, 2037	$195,662	$202,326

U.S. Government Agency Mortgage Obligations (14.2%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 1, 2034 to
November 1, 2036	195,015	201,468
5 1/2s, TBA, June 1, 2038	4,000,000	3,971,250
5 1/2s, TBA, July 1, 2035	1,000,000	990,000
5s, TBA, July 1, 2038	1,000,000	963,477
5s, TBA, June 1, 2038	2,000,000	1,931,875
		8,058,070

Total U.S. government and agency mortgage obligations (cost $8,324,356)		$8,260,396

COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)(a)
	Principal
	amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036	$123,000	$115,989
Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	15,000	14,868
Ser. 05-6, Class A2, 5.165s, 2047	23,000	23,022
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.993s, 2036	127,066	101,653
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 4.514s, 2022	7,000	5,670
Bear Stearns Alternate Trust FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036	94,441	73,664
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class H, 6.34s, 2030	6,000	4,226
Citigroup Ser. 08-C7, Class A2A, 6.034s, 2012	55,000	55,429
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A3, 6.095s, 2014	95,000	96,618
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.768s, 2046	54,000	54,333
Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4, 6s, 2037	99,377	80,992
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	77,275	70,495
IFB Ser. 04-2CB, Class 1A5, Interest Only (IO),
5.208s, 2034	85,728	4,497
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.716s, 2035	58,893	48,292
Ser. 05-9, Class 1X, IO, 3.126s, 2035	21,384	422
Ser. 05-2, Class 2X, IO, 1.16s, 2035	10,866	208
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039	10,000	10,079
CS First Boston Mortgage Securities Corp. Ser. 97-C2,
Class F, 7.46s, 2035	7,000	7,391
Fannie Mae
Ser. 02-T12, Class A4, 9 1/2s, 2042	313	339
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,281	1,420
Ser. 02-T6, Class A3, 9 1/2s, 2041	533	585
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	1,020	1,094
Ser. 02-T19, Class A3, 7 1/2s, 2042	3,302	3,529
Ser. 01-T12, Class A2, 7 1/2s, 2041	749	795
Ser. 01-T3, Class A1, 7 1/2s, 2040	133	141
Ser. 01-T1, Class A1, 7 1/2s, 2040	136	146
Ser. 99-T2, Class A1, 7 1/2s, 2039	193	209
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	2,373	2,532
Ser. 01-T4, Class A1, 7 1/2s, 2028	269	289
Ser. 02-26, Class A1, 7s, 2048	1,432	1,510
Ser. 04-T3, Class 1A3, 7s, 2044	2,849	3,015
Ser. 03-W3, Class 1A2, 7s, 2042	1,305	1,378
Ser. 02-T16, Class A2, 7s, 2042	1,421	1,502
Ser. 02-14, Class A1, 7s, 2042	2,212	2,329
Ser. 01-T10, Class A1, 7s, 2041	1,320	1,388
Ser. 04-W1, Class 2A2, 7s, 2033	5,906	6,249
Ser. 371, Class 2, IO, 6 1/2s, 2036	1,308,019	335,741
IFB Ser. 04-51, Class XP, IO, 5.308s, 2034	103,347	11,574
IFB Ser. 04-17, Class ST, IO, 5.208s, 2034	152,235	18,934
IFB Ser. 08-7, Class SA, IO, 5.158s, 2038	223,440	28,104

IFB Ser. 08-36, Class YI, IO, 4.808s, 2036	117,574	12,217
IFB Ser. 03-130, Class BS, IO, 4.658s, 2033	156,506	15,506
IFB Ser. 03-34, Class WS, IO, 4.608s, 2029	151,697	13,126
IFB Ser. 06-123, Class UI, IO, 4.348s, 2037	81,849	7,548
IFB Ser. 07-15, Class BI, IO, 4.308s, 2037	128,694	11,706
IFB Ser. 05-29, Class SX, IO, 4.308s, 2035	66,252	5,831
IFB Ser. 04-92, Class S, IO, 4.308s, 2034	198,528	16,657
IFB Ser. 06-104, Class EI, IO, 4.298s, 2036	82,403	7,453
IFB Ser. 06-116, Class LS, IO, 4.258s, 2036	231,173	20,769
IFB Ser. 04-92, Class SQ, IO, 4.257s, 2034	82,821	7,849
IFB Ser. 06-111, Class SA, IO, 4.228s, 2036	659,633	61,071
IFB Ser. 07-106, Class SM, IO, 4.068s, 2037	156,937	11,697
IFB Ser. 06-79, Class SH, IO, 4.058s, 2036	187,616	16,710
IFB Ser. 08-11, Class SC, IO, 3.888s, 2038	106,026	8,817
IFB Ser. 08-13, Class SA, IO, 3.828s, 2038	347,196	24,575
IFB Ser. 05-74, Class SE, IO, 3.708s, 2035	109,420	6,668
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	293	331
Ser. T-51, Class 2A, 7 1/2s, 2042	12,828	13,665
Ser. T-42, Class A5, 7 1/2s, 2042	595	635
Ser. T-60, Class 1A2, 7s, 2044	6,562	6,940
Ser. T-41, Class 2A, 7s, 2032	353	371
IFB Ser. T-56, Class 2ASI, IO, 5.708s, 2043	10,459	1,177
Freddie Mac
IFB Ser. 3226, Class TY, 11.436s, 2036	63,472	65,472
IFB Ser. 3012, Class FS, 10.589s, 2035	77,627	77,594
IFB Ser. 2777, Class SJ, IO, 4.736s, 2017	80,855	5,666
IFB Ser. 3194, IO, 4.586s, 2036	392,520	31,518
IFB Ser. 3370, Class TS, IO, 4.156s, 2037	193,223	15,080
IFB Ser. 3033, Class SG, IO, 4.136s, 2035	79,897	7,253
IFB Ser. 2877, Class WS, IO, 4.086s, 2034	186,268	12,159
IFB Ser. 3424, Class XI, IO, 4.056s, 2036	132,025	11,560
IFB Ser. 3261, Class SA, IO, 3.916s, 2037	194,348	16,520
IFB Ser. 3311, Class PI, IO, 3.896s, 2037	91,466	8,731
IFB Ser. 3265, Class SC, IO, 3.896s, 2037	188,524	14,169
IFB Ser. 3375, Class MS, IO, 3.886s, 2037	268,306	19,997
IFB Ser. 3424, Class TI, IO, 3.866s, 2035	227,769	16,799
Government National Mortgage Association
IFB Ser. 08-29, Class SA, IO, 5.301s, 2038	334,588	31,891
IFB Ser. 06-61, Class SM, IO, 4.901s, 2036	108,301	8,506
IFB Ser. 06-62, Class SA, IO, 4.861s, 2036	79,506	6,671
IFB Ser. 06-64, Class SB, IO, 4.861s, 2036	79,313	7,138
IFB Ser. 04-26, Class IS, IO, 4.695s, 2034	68,811	4,665
IFB Ser. 07-47, Class SA, IO, 4.595s, 2036	166,541	16,703
IFB Ser. 07-35, Class NY, IO, 4.395s, 2035	110,000	8,972
IFB Ser. 07-14, Class SB, IO, 4.321s, 2037	280,780	22,638
IFB Ser. 05-84, Class AS, IO, 4.321s, 2035	152,902	12,519
IFB Ser. 07-40, Class SB, IO, 4.271s, 2037	161,772	11,534
IFB Ser. 07-53, Class SY, IO, 4.256s, 2037	134,247	12,523
IFB Ser. 04-88, Class S, IO, 4.221s, 2032	64,009	3,938
IFB Ser. 07-51, Class SG, IO, 4.101s, 2037	165,296	11,289
IFB Ser. 07-64, Class AI, IO, 4.071s, 2037	83,586	5,542
IFB Ser. 07-74, Class SI, IO, 4.065s, 2037	94,652	6,436
IFB Ser. 08-2, Class SB, IO, 4.041s, 2038	348,020	21,371
IFB Ser. 08-4, Class SA, IO, 4.037s, 2038	432,169	26,281
IFB Ser. 07-78, Class SA, IO, 4.025s, 2037	326,841	22,011
IFB Ser. 07-59, Class SA, IO, 4.021s, 2037	200,463	11,790
IFB Ser. 06-26, Class S, IO, 4.021s, 2036	494,558	36,070
IFB Ser. 08-9, Class SK, IO, 4.001s, 2038	221,907	17,437
IFB Ser. 08-2, Class SM, IO, 3.995s, 2038	227,178	16,258
IFB Ser. 07-36, IO, 3.991s, 2037	657,549	47,344
IFB Ser. 07-36, Class SG, IO, 3.991s, 2037	1,040,971	75,470
IFB Ser. 05-71, Class SA, IO, 3.855s, 2035	201,167	14,239
IFB Ser. 06-16, Class SX, IO, 3.811s, 2036	173,676	11,328
IFB Ser. 05-17, Class S, IO, 3.701s, 2035	87,810	6,147
IFB Ser. 08-40, Class SA, IO, 3.7s, 2038	513,000	35,995
IFB Ser. 07-25, Class KS, IO, 3.695s, 2037	92,762	7,088
IFB Ser. 07-62, Class S, IO, 3.645s, 2037	108,194	6,167
IFB Ser. 05-3, Class SN, IO, 3.621s, 2035	250,019	15,626
IFB Ser. 04-41, Class SG, IO, 3.521s, 2034	252,563	10,845
FRB Ser. 07-71, Class TA, zero %, 2037	15,358	17,390
FRB Ser. 07-33, Class TB, zero %, 2037	75,267	67,764
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 3.617s, 2045	15,256	393
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	38,000	38,108
Ser. 04-GG2, Class A6, 5.396s, 2038	10,000	9,896
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.212s, 2040	145,680	2,882
Holmes Financing PLC FRB Ser. 10A, Class 4A1, 2.793s,
2040 (United Kingdom)	985,000	955,253
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.138s, 2037	157,691	130,884
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.332s, 2036	38,962	31,072
FRB Ser. 07-AR9, Class 2A1, 6.077s, 2037	124,748	98,551
FRB Ser. 07-AR15, Class 1A1, 6.252s, 2037	126,023	99,558
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.945s, 2036	87,693	70,154
FRB Ser. 06-A6, Class 1A1, 2.553s, 2036	69,335	53,137

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class A4, 5.481s, 2044	10,000	9,808
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	2,000	1,735
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858s, 2040	500,000	501,042
Ser. 04-C7, Class A6, 4.786s, 2029	10,000	9,561
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.169s, 2040	393,185	3,453
Ser. 06-C1, Class XCL, IO, 0.087s, 2041	343,502	3,046
Lehman Mortgage Trust IFB Ser. 06-6, Class 1A3, IO,
4.108s, 2036	45,345	3,121
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	77,941	50,662
Morgan Stanley Capital I FRB Ser. 08-T29, Class A3,
6.28s, 2043	12,000	12,256
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)	176,000	168,150
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.694s, 2036	44,352	34,373
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.868s, 2037	85,521	5,361
Ser. 07-4, Class 1A4, IO, 1s, 2037	85,521	2,275
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	451,000	449,004
Ser. 04-C15, Class A4, 4.803s, 2041	10,000	9,568

Total collateralized mortgage obligations (cost $5,132,954)		$5,155,377

CONVERTIBLE BONDS AND NOTES (5.0%)(a)
	Principal
	amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012	$115,000	$89,700
Arris Group, Inc. cv. sr. unsec. notes 2s, 2026	120,000	106,896
BankUnited Financial Corp. cv. sr. notes 3 1/8s, 2034	71,000	36,920
Borland Software Corp. 144A cv. sr. notes 2 3/4s, 2012	78,000	53,723
Boston Private Financial Holdings, Inc. cv. sr. unsec.
notes 3s, 2027	100,000	88,000
Charming Shoppes cv. sr. unsec. notes 1 1/8s, 2014	120,000	77,850
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	70,000	89,513
Countrywide Financial Corp. 144A cv. company guaranty
sr. unsec. notes FRN Ser. A, 0.758s, 2037	110,000	102,850
Cray, Inc. cv. sr. sub. notes 3s, 2024	70,000	62,913
CV Therapeutics, Inc. cv. sub. notes 3 1/4s, 2013	110,000	82,225
EPIX Medical, Inc. cv. sr. notes 3s, 2024	120,000	72,600
ExpressJet Holdings, Inc. cv. company guaranty 4 1/4s,
2023	70,000	57,750
Fleetwood Enterprises, Inc. cv. sr. sub. notes 5s, 2023	95,000	91,556
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027	100,000	82,000
International Coal Group, Inc. 144A cv. company
guaranty 9s, 2012	68,000	119,850
Jazz Technologies, Inc. cv. company guaranty 8s, 2011	50,000	34,500
JetBlue Airways Corp. cv. sr. bonds 3 1/2s, 2033	85,000	83,513
KKR Financial Holdings, LLC 144A cv. sr. unsec. notes
7s, 2012	89,000	74,662
Legg Mason, Inc. cv. unsec. sr. notes 5.6s, 2021	875	42,704
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	100,000	86,625
LSI Logic Corp. cv. sub. notes 4s, 2010	70,000	68,425
Mentor Graphics Corp. cv. sub. notes FRN 4.434s, 2023	140,000	137,200
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs
9s, 2063	90,000	109,017
NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	100,000	86,375
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	110,000	80,163
Pier 1 Imports, Inc. cv. sr. unsec. notes company guaranty
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)	45,000	39,431
Pier 1 Imports, Inc. 144A cv. sr. unsec. notes company guaranty
stepped-coupon 6 3/8s (6 1/8s, 2/15/11) 2036 (STP)	100,000	87,625
Rewards Network, Inc. cv. sub. debs. 3 1/4s, 2023	100,000	91,500
RF Micro Devices, Inc. cv. unsec. sub notes 1s, 2014	80,000	59,000
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	30,000	32,700
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024	160,000	129,200
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	115,000	102,350
Sunstone Hotel Partnership, LLC 144A cv. company
guaranty 4.6s, 2027 (R)	90,000	74,633
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	90,000	102,150
WESCO International, Inc. cv. sr. unsec. company
guaranty debs. 1 3/4s, 2026	94,000	81,310

Total convertible bonds and notes (cost $2,836,631)		$2,817,429

CONVERTIBLE PREFERRED STOCKS (4.9%)(a)
	Shares	Value

AES Trust III $3.375 cv. pfd.	1,555	$76,487
Ambac Financial Group, Inc. $4.75 cv. pfd.	580	18,386
Bank of America Corp. Ser. L, 7.25% cv. pfd.	81	81,812
Bunge, Ltd. 5.125% cum. cv. pfd.	100	108,500
Chesapeake Energy Corp. $4.50 cum. cv. pfd.	1,075	145,663

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	1,930	82,025
Crown Castle International Corp. $3.125 cum. cv. pfd.	1,970	119,185
Edge Petroleum Ser. A, $2.875 cum. cv. pfd.	1,630	52,568
El Paso Energy Capital Trust I $2.375 cv. pfd.	2,180	91,288
Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.	1,728	43,632
Entergy Corp. $3.813 cv. pfd.	1,875	132,422
Fannie Mae Ser. 04-1, 5.375% cv. pfd.	1	70,875
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	5,210	102,898
Fannie Mae Ser. 08-1, $4.375 cv. pfd.	1,490	74,314
Ford Motor Co. Capital Trust II $3.25 cum. cv. pfd.	3,950	131,831
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	812	134,082
General Motors Corp. $1.563 cum. cv. pfd.	5,580	92,419
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.	52	56,420
Lucent Technologies Capital Trust I 7.75% cum. cv. pfd.	107	85,600
McMoRan Exploration Co. $6.75 cum. cv. pfd.	415	89,295
Mylan, Inc. 6.50% cv. pfd.	55	51,703
Nationwide Health Properties, Inc. $7.75 cv. pfd.	785	121,706
Newell Financial Trust I $2.625 cum. cv. pfd.	1,610	72,551
Retail Ventures, Inc. $3.312 cv. pfd.	1,545	50,406
Schering-Plough Corp. 6.00% cum. cv. pfd.	415	81,025
Six Flags, Inc. $1.813 cum. cv. pfd.	3,360	43,155
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd.	4,230	85,129
Stanley Works (The) FRN 6.975% units cv. pfd. ARP	178,000	150,321
Universal Corp. 6.75% cv. pfd.	51	62,921
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)	1,445	107,020
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)	385	28,081
Wachovia Corp. Ser. L, Class A, 7.50% cv. pfd.	80	84,734
Washington Mutual, Inc. Ser. R, 7.75% cv. pfd.	55	41,862

Total convertible preferred stocks (cost $2,885,641)		$2,770,316

FOREIGN GOVERNMENT BONDS AND NOTES (1.7%)(a)
		Principal
		amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	140,000	$136,651
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	52,000	78,479
Denmark (Kingdom of) bonds 6s, 2009	DKK	149,000	31,619
France (Government of) bonds 5 1/2s, 2029	EUR	63,000	105,516
France (Government of) bonds 4s, 2013	EUR	32,974	50,411
Ireland (Republic of) bonds 5s, 2013	EUR	30,000	47,665
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	2,424,000	22,668
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	23,711,500	219,709
Netherlands (Government of) bonds 5s, 2012	EUR	70,000	111,110
Norwegian (Government of) bonds 5 1/2s, 2009	NOK	300,000	58,650
Spain (Government of) bonds 6.15s, 2013	EUR	26,000	43,251
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	125,000	23,329
United Kingdom treasury bonds 4 1/4s, 2036	GBP	31,000	57,620

Total foreign government bonds and notes (cost $839,440)			$986,678

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal
	amount	Value

Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	$1,000	$966
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	54,211	35,356
Ser. 99-B, Class A-5, 7.44s, 2020	149,369	94,103
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-HE4,
Class M11, 4.893s, 2035	5,000	500
Green Tree Financial Corp.
Ser. 96-6, Class M1, 7.95s, 2027	28,000	24,441
Ser. 96-3, Class A5, 7.35s, 2027	2,478	2,421
Ser. 97-3, Class A6, 7.32s, 2028	4,420	4,724
Ser. 97-6, Class M1, 7.21s, 2029	21,000	15,320
Ser. 97-3, Class A5, 7.14s, 2028	9,806	9,934
Ser. 93-4, Class A5, 7.05s, 2019	14,008	13,852
Ser. 98-4, Class A7, 6.87s, 2030	1,807	1,826
Ser. 98-2, Class A6, 6.81s, 2027	2,454	2,283
Ser. 99-3, Class A7, 6.74s, 2031	11,000	10,215
FRN 6.53s, 2030	6,326	5,475
Ser. 98-6, Class A7, 6.45s, 2030	29,078	29,659
Ser. 98-2, Class A5, 6.24s, 2016	1,772	1,599
Ser. 98-4, Class A5, 6.18s, 2030	14,753	13,235
Ser. 99-1, Class A5, 6.11s, 2023	33,483	32,284
Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class A5, 5.873s, 2022	11,252	10,805
Ser. 01-B, Class A4, 5.27s, 2018	28,129	24,737
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	320	290
Ser. 04-B, Class C, 3.93s, 2012	333	303
Oakwood Mortgage Investors, Inc. Ser. 01-D, Class A3,
5.9s, 2022	60,827	45,012
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 4.893s, 2035	3,000	330

Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 5.143s, 2035	5,000	250
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 4.893s, 2036	3,000	120
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012	404	400

Total asset-backed securities (cost $412,826)		$380,440

UNITS (0.3%)(a)
	Units	Value

Elf Special Financing, Ltd. 144A cv. units FRN Ser. B,
3.15s, 2009 (Cayman Islands)	10,000	$102,339
Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009	120,000	90,000

Total units (cost $216,523)		$192,339

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$453,000	$23,243
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	453,000	13,522
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	453,000	23,243
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	453,000	13,522
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	453,000	23,542
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	453,000	13,314

Total purchased options outstanding (cost $98,302)			$110,386

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value

Harris & Harris Group, Inc. (NON)	383	$3,053
iShares Russell 2000 Growth Index Fund	400	32,296
iShares Russell 2000 Value Index Fund	400	28,112

Total investment companies (cost $60,276)		$63,461

SENIOR LOANS (0.1%)(a)(c) (cost $57,473)
	Principal
	amount	Value

Residential Capital, LLC bank term loan FRN 4.06s, 2008	$60,000	$56,850

SHORT-TERM INVESTMENTS (16.1%)(a) (cost $9,104,407)
	Shares	Value

Putnam Prime Money Market Fund (e)	9,104,407	$9,104,407

TOTAL INVESTMENTS

Total investments (cost $64,517,135)(b)		$64,021,401

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/08 (aggregate face value $8,328,761) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$176,045	$166,792	7/16/08	$9,253
British Pound	1,181,294	1,176,759	6/18/08	4,535
Canadian Dollar	543,634	533,157	7/16/08	10,477
Danish Krone	17,342	16,949	6/18/08	393
Euro	6,071,135	5,922,163	6/18/08	148,972
Hungarian Forint	40,999	36,561	6/18/08	4,438
Japanese Yen	86,690	86,745	8/20/08	(55)
Mexican Peso	68,498	66,815	7/16/08	1,683
Polish Zloty	91,005	84,837	6/18/08	6,168
Swedish Krona	130,313	126,551	6/18/08	3,762
Swiss Franc	110,541	111,432	6/18/08	(891)

Total				$188,735

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/08 (aggregate face value $14,798,262) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,536,592	$1,507,115	7/16/08	$(29,477)
British Pound	3,145,503	3,109,206	6/18/08	(36,297)
Canadian Dollar	544,338	537,513	7/16/08	(6,825)
Danish Krone	32,558	32,531	6/18/08	(27)
Euro	8,238,930	8,216,047	6/18/08	(22,883)
Hong Kong Dollar	3,390	3,394	8/20/08	4
Japanese Yen	242,820	243,006	8/20/08	186
Mexican Peso	68,498	67,052	7/16/08	(1,446)
New Zealand Dollar	436,036	427,064	7/16/08	(8,972)
Norwegian Krone	111,852	110,538	6/18/08	(1,314)
Polish Zloty	91,005	88,680	6/18/08	(2,325)
Singapore Dollar	41,265	40,858	8/20/08	(407)
Swedish Krona	161,738	161,427	6/18/08	(311)
Swiss Franc	251,883	253,831	6/18/08	1,948

Total				$(108,146)

FUTURES CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	18	$12,063,826	Jun-08	$43,480
Canadian Government Bond 10 yr (Long)	4	473,155	Sep-08	(2,150)
Euro-Bobl 5 yr (Short)	1	166,723	Sep-08	(111)
Euro-Bund 10 yr (Long)	8	1,394,509	Sep-08	(1,018)
Euro-Dollar 90 day (Long)	9	2,189,194	Jun-08	6,270
Euro-Dollar 90 day (Short)	3	721,500	Sep-09	6,354
Euro-Dollar 90 day (Short)	3	719,813	Dec-09	5,880
Euro-Euribor Interest Rate 90 day (Long)	1	369,894	Jun-08	(372)
Euro-Euribor Interest Rate 90 day (Long)	1	369,466	Dec-08	(1,422)
Euro-Euribor Interest Rate 90 day (Long)	1	369,757	Mar-09	(2,083)
Euro-Euribor Interest Rate 90 day (Long)	1	370,107	Jun-09	(2,238)
Euro-Euribor Interest Rate 90 day (Long)	1	370,535	Sep-09	(2,200)
Euro-Euribor Interest Rate 90 day (Long)	1	370,827	Dec-09	(1,947)
Euro-Euribor Interest Rate 90 day (Long)	1	371,216	Mar-10	(1,713)
Euro-Schatz 2 yr (Long)	1	159,957	Jun-08	(1,279)
Euro-Schatz 2 yr (Long)	13	2,081,771	Sep-08	(526)
Japanese Government Bond 10 yr (Long)	2	2,550,266	Jun-08	(86,123)
Japanese Government Bond 10 yr Mini (Long)	5	637,661	Jun-08	(17,754)
Sterling Interest Rate 90 day (Long)	1	232,735	Dec-08	(1,525)
Sterling Interest Rate 90 day (Long)	3	698,798	Mar-09	(6,024)
Sterling Interest Rate 90 day (Long)	11	2,563,622	Jun-09	(23,348)
Sterling Interest Rate 90 day (Long)	7	1,631,483	Sep-09	(13,212)
U.K. Gilt 10 yr (Short)	6	1,257,213	Sep-08	6,757
Russell 2000 Index Mini (Short)	59	4,417,330	Jun-08	(459,021)
S&P 500 Index E-Mini (Long)	103	7,212,575	Jun-08	394,581
S&P 500 Index E-Mini (Short)	17	1,190,425	Jun-08	(14,013)
S&P Mid Cap 400 Index E-Mini (Long)	1	88,250	Jun-08	11,378
U.S. Treasury Bond 20 yr (Long)	53	6,015,500	Sep-08	(27,508)
U.S. Treasury Note 2 yr (Short)	201	42,335,625	Sep-08	55,303
U.S. Treasury Note 5 yr (Short)	9	989,438	Sep-08	7,036
U.S. Treasury Note 10 yr (Long)	19	2,135,719	Sep-08	(14,203)

Total				$(142,751)

WRITTEN OPTIONS OUTSTANDING at 5/31/08 (premiums received $39,487) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	$302,000	Dec-08/5.00	$10,528

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	302,000	Dec-08/5.00	7,130

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	159,000	May-12/5.51	8,653

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	159,000	May-12/5.51	7,163

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	79,500	May-12/5.515	4,347

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	79,500	May-12/5.515	3,571

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	32,000	May-12/5.52	1,752

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	32,000	May-12/5.52	1,432

Total			$44,576

TBA SALE COMMITMENTS OUTSTANDING at 5/31/08 (proceeds receivable $1,971,133) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, June 1, 2038	$1,000,000	6/12/08	$965,938
FNMA, 5 1/2s, June 1, 2038	1,000,000	6/12/08	992,812

Total			$1,958,750

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$50,000		$--	5/31/16	5.58909%	3 month USD-LIBOR-BBA	$(3,492)

	244,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	2,337

	355,000		--	5/15/18	4.48%	3 month USD-LIBOR-BBA	5,723

Citibank, N.A.
GBP	10,000	(F)	--	8/21/36	4.40%	6 month GBP-LIBOR-BBA	1,401

JPY	5,300,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(234)

	$421,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(9,256)

	338,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(5,849)

	347,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(11,704)

AUD	380,000		--	12/11/17	6 month AUD-BBR-BBSW	7.04%	(7,410)

Citibank, N.A., London
JPY	16,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	60

Credit Suisse International
CHF	130,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(3,329)

CHF	570,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	5,513

CHF	570,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	4,738

CHF	130,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(3,515)

JPY	25,000,000		--	10/10/37	6 month JPY-LIBOR-BBA	2.58625%	(81)

JPY	115,000,000		--	10/10/12	1.45375%	6 month JPY-LIBOR-BBA	1,756

	$200,000		--	10/9/37	3 month USD-LIBOR-BBA	5.461%	11,832

EUR	1,900,000		--	10/9/09	6 month EUR-EURIBOR-Reuters	4.5125%	42,864

	$2,700,000		--	10/9/09	3 month USD-LIBOR-BBA	4.778%	65,129

	1,500,000		--	10/9/17	3 month USD-LIBOR-BBA	5.233%	71,579

EUR	200,000		--	10/9/17	4.684%	6 month EUR-EURIBOR-Reuters	(4,015)

EUR	300,000		--	10/9/37	6 month EUR-EURIBOR-Reuters	4.841%	239

GBP	100,000		--	10/9/09	6 month GBP-LIBOR-BBA	5.78%	(518)

GBP	100,000		--	10/5/37	6 month GBP-LIBOR-BBA	4.92%	3,745

CHF	260,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	3,751

Deutsche Bank AG
EUR	140,000	(E)	--	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	(1,326)

EUR	1,190,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(8,681)

EUR	1,030,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	9,100

EUR	290,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(2,558)

HUF	4,965,000		--	10/3/11	8.18%	6 month HUF-BUBOR-REUTERS	(787)

Goldman Sachs International
SEK	2,570,000	(E)	--	3/2/11	3 month SEK-STIBOR-SIDE	4.2475%	(6,647)

SEK	620,000	(E)	--	3/4/19	4.80%	3 month SEK-STIBOR-SIDE	2,020

EUR	680,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(16,353)

GBP	570,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(15,422)

GBP	130,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	7,711

	$1,016,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(37,448)

CHF	870,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	5,284

CHF	200,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(3,666)

CHF	280,000		--	4/1/10	2.9%	6 month CHF-LIBOR-BBA	1,624

CHF	60,000		--	4/2/18	6 month CHF-LIBOR-BBA	3.44%	(1,000)

	$144,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	2,757

	172,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	2,219

	3,112,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	8,054

	391,000		--	4/11/12	3.1825%	3 month USD-LIBOR-BBA	11,283

JPY	100,830,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(2,778)

JPY	22,180,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	1,763

JPY	4,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(689)

	$500,000		--	3/10/10	4.779%	3 month USD-LIBOR-BBA	(14,184)

	500,000	(E)	--	3/8/12	3 month USD-LIBOR-BBA	4.99%	3,510

	280,300		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	6,959

	578,000		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	12,748

	161,100		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(6,837)

GBP	60,000	(E)	--	1/25/38	4.41%	6 month GBP-LIBOR-BBA	(2,460)

CHF	590,000		--	2/4/13	6 month CHF-LIBOR-BBA	2.8125%	(14,128)

EUR	380,000		--	2/4/13	4.0525%	6 month EUR-EURIBOR-Reuters	17,480

GBP	60,000	(E)	--	1/7/38	4.33625%	6 month GBP-LIBOR-BBA	(1,730)

JPMorgan Chase Bank, N.A.
	$298,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(7,543)

	1,017,000		--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	11,535

	100,000		--	6/27/17	3 month USD-LIBOR-BBA	5.712%	9,988

	70,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(2,850)

	90,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(3,842)

	900,000		--	7/30/12	3 month USD-LIBOR-BBA	5.2825%	55,312

	324,000		--	12/20/16	3 month USD-LIBOR-BBA	5.075%	16,709

	222,000		--	9/11/27	5.27%	3 month USD-LIBOR-BBA	(7,878)

	112,000		--	5/4/16	5.62375%	3 month USD-LIBOR-BBA	(8,254)

JPY	30,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(4,775)

	$578,000		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	12,853

	161,100		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(6,850)

	456,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(11,079)

	338,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(5,902)

	347,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(11,893)

	1,615,000		--	11/30/17	4.705%	3 month USD-LIBOR-BBA	(5,400)

	429,000		--	1/24/18	4.135%	3 month USD-LIBOR-BBA	13,258

	572,000		--	1/24/18	4.175%	3 month USD-LIBOR-BBA	15,812

	572,000		--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	16,392

	268,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(5,840)

Lehman Brothers Special Financing, Inc.
	177,000		(1,065)	2/26/18	3 month USD-LIBOR-BBA	4.65%	669

	130,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	4,814

	260,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	4,940

EUR	180,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(6,098)

	$4,000,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(161,411)

	1,400,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	107,031

GBP	450,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(15,104)

GBP	130,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	9,270

EUR	110,000	(E)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	(2,399)

	$76,000		--	4/3/18	4.087%	3 month USD-LIBOR-BBA	3,435

EUR	1,200,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(15,641)

EUR	1,030,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	19,625

EUR	290,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(6,983)

	$21,391,000		--	5/30/10	3 month USD-LIBOR-BBA	3.4275%	(2,609)

	65,000		--	4/16/18	3 month USD-LIBOR-BBA	4.405%	(1,324)

	210,000	(E)	--	4/26/38	5.3325%	3 month USD-LIBOR-BBA	3,284

EUR	730,000	(E)	--	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	--

	$1,084,000	(E)	--	6/3/18	5.28%	3 month USD-LIBOR-BBA	--

	10,369,000		--	6/3/10	3 month USD-LIBOR-BBA	3.41%	--

	1,592,000		--	6/3/38	5.0975%	3 month USD-LIBOR-BBA	--

	1,007,000		--	6/14/17	3 month USD-LIBOR-BBA	5.8725%	113,819

	15,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	301

	23,000		--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,455)

	8,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(675)

	277,000		--	10/23/08	3 month USD-LIBOR-BBA	5.26%	3,243

	111,000		--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	6,002

	277,000		--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(3,236)

	111,000		--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(5,983)

	967,000		--	8/31/09	3 month USD-LIBOR-BBA	4.89%	32,829

	204,000		--	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(14,735)

	204,000		--	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(11,888)

	967,000		--	9/4/09	3 month USD-LIBOR-BBA	4.836%	24,212

	1,049,000		--	9/11/09	3 month USD-LIBOR-BBA	4.6525%	23,555

	186,900		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	4,618

	578,000		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	13,594

	161,100		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(8,542)

	421,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(9,015)

JPY	8,700,000		--	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(92)

	$338,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(5,930)

	347,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(11,288)

JPY	14,000,000		--	10/21/15	1.61%	6 month JPY-LIBOR-BBA	1,261

EUR	90,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(4,373)

EUR	680,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(14,477)

	$170,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	2,963

Merrill Lynch Capital Services, Inc.
	421,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(9,063)

JPY	4,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(847)

Merrill Lynch Derivative Products AG
JPY	2,400,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(426)

Morgan Stanley Capital Services, Inc.
GBP	210,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	13,341

GBP	900,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(25,641)

Total							$250,406

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$1,002,000	(1)(F)	7/1/08	Banc of America	The spread	$22,790
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 125 bp

	294,000	(1)(F)	11/1/08	Banc of America	The spread	7,865
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
				duration factor
				minus 20 bp

Citibank, N.A.
GBP	10,000		8/21/36	(3.085%)	GBP Non-revised	(3,277)
					UK Retail Price
					Index excluding
					tobacco

Credit Suisse International
	$272,000	(2)	8/1/08	(Beginning of	The spread	--
				period nominal	return of
				spread of	Lehman Brothers
				Lehman Brothers AAA	AAA 8.5+ CMBS
				8.5+ Commercial	Index adjusted
				Mortgage Backed	by modified
				Securities Index	duration factor
				minus 450 bp)

Goldman Sachs International
	7,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(100)
				USD-LIBOR-BBA)	Owner Trust
					Series 2005-B
					Class D

EUR	560,000	(F)	3/26/09	(2.27%)	Eurostat	9,060
					Eurozone HICP
					excluding tobacco

EUR	310,000		4/30/13	2.375%	French Consumer	(6,326)
					Price Index
					excluding tobacco

EUR	310,000	(F)	4/30/13	(2.41%)	Eurostat	9,836
					Eurozone HICP
					excluding tobacco

EUR	310,000		5/6/13	2.34%	French Consumer	(6,881)
					Price Index
					excluding tobacco

EUR	310,000		5/6/13	(2.385%)	Eurostat	5,950
					Eurozone HICP
					excluding tobacco

GBP	186,000		5/9/13	3.10%	GBP Non-revised	(4,125)
					Retail Price
					Index

GBP	43,000	(F)	1/7/38	3.485%	GBP Non-revised	(5,722)
					UK Retail Price
					Index excluding
					tobacco

GBP	60,000		1/7/18	(3.11%)	GBP Non-revised	4,161
					UK Retail Price
					Index excluding
					tobacco

GBP	60,000		1/24/18	(3.26%)	GBP Non-revised	2,736
					UK Retail Price
					Index excluding
					tobacco

GBP	43,000	(F)	1/24/38	3.6665%	GBP Non-revised	(2,272)
					UK Retail Price
					Index excluding
					tobacco

Lehman Brothers Special Financing, Inc.
	$278,000	(1)	6/1/08	Lehman Brothers	The spread	4,488
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 75 bp

	44,000	(1)(F)	7/1/08	Lehman Brothers	The spread	1,007
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 75 bp

	294,000	(1)(F)	11/1/08	Lehman Brothers	The spread	7,451
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
				duration factor
				minus 40 bp

	300,000	(2)	6/2/08	(Beginning	The spread	15,475
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
				minus 300 bp)

	250,000	(2)	6/1/08	(Beginning	The spread	16,123
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified

				Securities Index	duration factor
minus 500 bp)

	130,000	(2)	7/2/08	(Beginning	The spread	7,170
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 230 bp)

Total						$85,409

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$5,000		12/20/08	550 bp	$(277)

BSKYB Finance UK Plc,
5 3/4%, 10/20/17	--	110,000		2/20/09	(50 bp)	50

Computer Science Corp.,
5%, 2/15/13	--	50,000		3/20/18	(71 bp)	120

DJ ABX NA HE AAA Index	1,717	14,837		7/25/45	18 bp	791

DJ LCDX NA Series 9
Index	29,500	1,000,000		12/20/12	225 bp	4,683

Embarq Corp., 7.082%,
6/1/16	--	40,000		6/20/16	(265 bp)	(1,406)

Kroger Co., 5 1/2%,
2/1/13	--	95,000		6/20/13	(82 bp)	(891)

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	40,000		12/20/12	(252 bp)	(362)

Marriott International,
4 5/8%, 6/15/12	--	20,000		6/20/12	(139 bp)	54

Mattel, Inc., 7 1/4%,
7/9/12	--	155,000		3/20/13	(157.2 bp)	(6,562)

Merrill Lynch & Co.,
5%, 1/15/15	--	43,000		6/20/18	(136 bp)	530

Merrill Lynch & Co.,
5%, 1/15/15	--	2,000		6/20/13	(136 bp)	31

Oneok Partners, 7.1%,
3/15/11	--	40,000		12/20/16	(102 bp)	(440)

Ryder System Inc.,
6.95%, 12/1/25	--	155,000		3/20/13	(135 bp)	(4,238)

Sealed Air Corp.,
5 5/8%, 7/15/13	--	100,000		9/20/13	(169 bp)	(3,143)

Spectra Energy Capital,
6 1/4%, 2/15/13	--	155,000		9/20/14	(115 bp)	(3,534)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	5,000		12/20/08	725 bp	(214)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	5,000		12/20/08	800 bp	(187)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--	5,000		12/20/08	825 bp	(178)

CSX Corp., 5.3%, 2/15/14	--	85,000		6/20/15	(135 bp)	(1,920)

DJ ABX NA HE AAA Index	3,043	28,685		7/25/45	18 bp	1,254

DJ ABX NA HE AAA Index	11,086	133,532		7/25/45	18 bp	2,755

DJ ABX NA HE AAA Index	10,750	133,532		7/25/45	18 bp	2,419

Electronic Data Systems
Corp., 6.5%, 8/1/13	--	40,000		9/20/13	(155 bp)	(2,041)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	5,000		9/20/12	495 bp	(361)

International Lease
Finance Corp., 4.15%,
1/20/15	--	110,000		6/20/13	(222.50 bp)	(2,501)

Masco Corp., 5 7/8%,
7/15/12	--	100,000		3/20/17	(213 bp)	(1,557)

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	--	85,000		6/20/13	(85 bp)	(712)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--	5,000		6/20/13	585 bp	(74)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	5,000		6/20/13	510 bp	81

Credit Suisse International
Arrow Electronics,
Inc., 6 7/8%, 6/1/18	--	60,000		10/1/10	(54.2 bp)	(124)

DJ ABX NA HE AAA Index	8,995	59,348		7/25/45	18 bp	5,469

DJ ABX NA HE AAA Index	14,392	118,696		7/25/45	18 bp	7,340

DJ ABX NA HE AAA Index	13,193	118,696		7/25/45	18 bp	6,140

DJ CMB NA CMBX AA Index	(2,906)	13,000	(F)	10/12/52	(25 bp)	(1,078)

DJ CMB NA CMBX AAA Index	21,305	128,000		12/13/49	8 bp	12,621

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	5,000		6/20/17	297 bp	(413)

Echostar DBS Corp.,

6 5/8%, 10/1/14	--	5,000		6/20/13	(225 bp)	60

KB Home, 5 3/4%, 2/1/14	--	50,000		9/20/11	(425 bp)	(2,043)

Deutsche Bank AG
CBS Corp, 4 5/8%,
5/15/18	--	70,000		6/20/11	(102 bp)	(407)

CNA Financial Corp.,
5.85%, 12/15/14	--	135,000		9/20/16	(155 bp)	(3,635)

DJ ABX NA CMBX AAA Index	1,809	30,000		2/17/51	35 bp	194

DJ ABX NA HE AAA Index	1,428	13,848		7/25/45	18 bp	562

DJ ABX NA HE AAA Index	7,465	98,913		7/25/45	18 bp	1,275

DJ CDX NA IG Series 9
Index 30-100% tranche	--	790,000		12/20/12	(27.2 bp)	1,840

iStar Financial, Inc.,
6%, 12/15/10	675	10,000		3/20/09	500 bp	682

Korea Monetary STAB
Bond, 5%, 2/14/09	--	130,000	(F)	2/23/09	105 bp	116

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--	130,000	(F)	2/19/10	115 bp	410

Malaysian Government,
6.844%, 10/1/09	--	160,000		10/1/09	90 bp	1,135

Packaging Corporation
of America, 5 3/4%,
8/1/13	--	165,000		9/20/13	(129 bp)	(4,648)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--	60,000		3/20/18	(95 bp)	(2,579)

PPG Industries, Inc.,
7.05%, 8/15/09	--	85,000		3/20/18	(154 bp)	(5,608)

Republic of China, zero
coupon, 12/5/08	--	217,000	(F)	12/12/08	115 bp	542

Tyco Electronics Group,
6.55%, 10/1/17	--	90,000		12/20/17	(125.5 bp)	(3,049)

Universal Corp., 5.2%,
10/15/13	--	25,000		3/20/15	(95 bp)	(358)

Goldman Sachs International
DJ ABX HE A Index	9,381	14,000		1/25/38	369 bp	(3,289)

DJ ABX HE AAA Index	3,290	14,000		1/25/38	76 bp	(3,187)

DJ ABX NA HE AAA Index	3,733	49,456		7/25/45	18 bp	786

DJ CDX NA HY Series 9
Index 25-35% tranche	--	620,000		12/20/10	429 bp	40,017

DJ CDX NA HY Series 9
Index 25-35% tranche	--	790,000		12/20/10	249 bp	12,663

DJ CDX NA HY Series 9
Index 25-35% tranche	--	90,000		12/20/10	305 bp	2,778

DJ CDX NA IG Series 10
Index	1,516	79,000		6/20/18	(150 bp)	(1,546)

DJ CDX NA IG Series 10
Index	(17,308)	880,000		6/20/13	155 bp	4,986

DJ CDX NA IG Series 10
Index 30-100% tranche	--	2,370,000	(F)	6/20/13	(44.25 bp)	(13,069)

DJ CDX NA IG Series 9
Index	(11,999)	2,400,000		12/20/12	60 bp	(55,273)

DJ CMB NA CMBX AAA Index	(1,413)	17,000		2/17/51	(35 bp)	(547)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	5,000		6/20/13	515 bp	96

JPMorgan Chase Bank, N.A.
Cardinal Health Inc.,
5.85%, 12/15/17	--	20,000		6/20/12	(40 bp)	(32)

Cox Communications,
Inc., 6.8%, 8/1/28	--	100,000		3/20/10	(45 bp)	(188)

Glencore Funding LLC,
6%, 4/15/14	--	100,000		6/20/14	(148 bp)	1,012

iStar Financial, Inc.,
6%, 12/15/10	350	5,000		3/20/09	500 bp	354

Lexmark International,
Inc., 5.9%, 6/1/13	--	15,000		6/20/13	(113 bp)	(11)

Merrill Lynch & Co.,
5%, 1/15/15	--	63,000		6/20/18	(125 bp)	1,272

Merrill Lynch & Co.,
5%, 1/15/15	--	10,000		6/20/13	(135 bp)	158

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--	5,000		6/20/13	595 bp	(56)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--	15,000		3/20/13	685 bp	312

Lehman Brothers Special Financing, Inc.
CNA Financial Corp.,
5.85%, 12/15/14	--	5,000		9/20/11	(174 bp)	(151)

Community Health
Systems, 8 7/8%, 7/15/15	--	3,000		12/20/12	360 bp	(47)

Computer Sciences Corp,
5%, 2/15/13	--	85,000		3/20/18	(132 bp)	(4,019)

Diageo Capital Plc.,
7 1/4%, 11/1/09	--	45,000		3/20/12	(48 bp)	(221)

DJ ABX HE A Index	9,381	14,000		1/25/38	369 bp	(3,289)

DJ ABX HE A Index	9,730	14,000		1/25/38	369 bp	(2,940)

DJ ABX HE AAA Index	3,290	14,000		1/25/38	76 bp	(3,187)

DJ ABX HE AAA Index	3,920	14,000		1/25/38	76 bp	(2,558)

DJ ABX NA HE AAA Index	11,198	148,369		7/25/45	18 bp	1,941

DJ ABX NA HE AAA Index	4,250	55,391		7/25/45	18 bp	794

DJ CDX NA HY Series 9
Index 25-35% tranche	--	790,000		12/20/10	266 bp	16,222

DJ CDX NA HY Series 9
Index 25-35% tranche	--	1,580,000		12/20/10	295 bp	44,575

DJ CDX NA IG Series 10
Index	4,977	329,000		6/20/18	(150 bp)	(7,833)

DJ CDX NA IG Series 9
Index	(11,626)	251,000		12/20/17	(80 bp)	(7,001)

FirstEnergy Corp.,
7 3/8%, 11/15/31	--	90,000		12/20/11	(79 bp)	(698)

Hanson Plc, 7 7/8%,
9/27/10	--	80,000		9/20/16	(140 bp)	(4,754)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--	25,000		3/20/13	645 bp	172

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--	140,000		6/20/11	(195 bp)	(1,147)

Motorola, Inc., 6 1/2%,
9/1/25	--	110,000		11/20/11	(335 bp)	(4,381)

Owens-Illinois, Inc.,
7.8%, 5/15/18	--	95,000		6/20/10	(128 bp)	(444)

Pearson PLC, 7%,
10/27/14	--	100,000		6/20/18	(69 bp)	111

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--	80,000		3/20/18	(130 bp)	(2,471)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	5,000		6/20/17	295 bp	(428)

Liberty Media LLC.,
5.7%, 5/15/13	--	65,000		6/20/09	(203 bp)	(537)

Marriott International,
4 5/8%, 6/15/12	--	100,000		6/20/12	(119 bp)	1,018

Pearson PLC, 7%,
10/27/14	--	100,000		6/20/18	(65 bp)	720

Tyson Foods, Inc.,
6.6%, 4/1/16	--	60,000		12/20/11	(141 bp)	(188)

Tyson Foods, Inc.,
6.6%, 4/1/16	--	60,000		10/20/11	(152.50 bp)	(495)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 10
Index	9,390	482,000		6/20/18	(150 bp)	(9,437)

DJ CDX NA IG Series 10
Index	20,876	1,070,000		6/20/18	(150 bp)	(20,875)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	90,000		6/20/13	(38.6 bp)	(208)

DJ CMB NA CMBX AA Index	(3,879)	17,000	(F)	10/12/52	(25 bp)	(1,488)

DJ CMB NA CMBX AAA Index	21,832	182,000	(F)	12/13/49	8 bp	10,083

DJ CMB NA CMBX AAA Index	185,896	1,713,000		2/17/51	35 bp	98,640

DJ CMB NA CMBX AAA Index	22,501	184,000		2/17/51	35 bp	13,378

DJ CMB NA CMBX AAA Index	18,503	139,000	(F)	12/13/49	8 bp	9,530

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	5,000		6/20/12	225 bp	(258)

Nalco, Co. 7.75%,
11/15/11	--	15,000		3/20/13	460 bp	916

Universal Corp., 5.2%,
10/15/13	--	75,000		3/20/13	(89 bp)	(788)

Total						$102,107

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

NOTES

(a) Percentages indicated are based on net assets of $56,619,513.

(b) The aggregate identified cost on a tax basis is $64,577,075, resulting in gross unrealized appreciation and depreciation of $1,858,595 and $2,414,269, respectively, or net unrealized depreciation of $555,674.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2008.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at May 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $184,939 for the period ended May 31, 2008. During the period ended May 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $14,643,937 and $38,044,520, respectively.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On May 31, 2008, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At May 31, 2008, liquid assets totaling $7,339,709 have been designated as collateral for open forward commitments, swap contracts, forward contracts, and options.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Adjustable Rate Preferred Stock (ARP), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at May 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at May 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at May 31, 2008 (as a percentage of Portfolio Value):

Bermuda	0.5%
Brazil	0.7
Germany	3.4
Japan	0.9
Luxembourg	3.4
Netherlands	2.8
United Kingdom	3.2
United States	82.3
Other	2.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Total return swap contracts outstanding at period end are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Interest rate swap contracts outstanding at period end are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Credit default contracts outstanding at period end are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.
Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$21,819,221	$(142,751)

Level 2	$42,202,180	$525,805

Level 3	$-	$-

Total	$64,021,401	$383,054

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2008